[Logo of Regions Morgan Keegan Select Funds]

COMBINED SEMI-ANNUAL REPORT

DATED MAY 31, 2002

[Logo of Regions Morgan Keegan Select Funds]

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Regions Morgan Keegan Select Funds (formerly the Regions Funds). This Report covers activity in the Regions Morgan Keegan Select Funds for the six-month reporting period from December 1, 2001 through May 31, 2002.

It begins with an investment review by each fund's portfolio manager (except the Treasury Money Market Fund and the Government Money Market Fund), which describes economic and market conditions and their impact on fund strategy. Following the investment review are a complete listing of fund holdings and each fund's financial statements.

Fund-by-fund highlights over the reporting period are as follows:

Regions Morgan Keegan Select Government Money Market Fund

The newest addition to the Regions Morgan Keegan Select Funds family, this fund is a convenient, highly conservative way for shareholders to pursue daily income on their ready cash, with easy access to their money.1 The fund's portfolio of U.S. government money market securities began operation on December 3, 2001. The 7-day net yield for Class A Shares from the fund's inception, December 3, 2001, through May 31, 2002, was 1.42%.2 As a result, the fund's Class A Shares paid dividends of $0.007 per share for Class A Shares. The fund's net assets totaled $74.7 million at the end of the reporting period.

Regions Morgan Keegan Select Treasury Money Market Fund

This fund is a convenient, highly conservative way for shareholders to pursue daily income on their ready cash, with easy access to their money.1 The 7-day net yields for Class A Shares and Class B Shares for the reporting period ended May 31, 2002, were 1.11% and 0.86%, respectively.2 As a result, the fund's portfolio of U.S. Treasury money market securities paid income dividends of $0.006 per share for Class A Shares and $0.005 per share for Class B Shares during the six-month reporting period. The fund's net assets totaled $795.1 million at the end of the reporting period.

Regions Morgan Keegan Select Limited Maturity Government Fund

The fund's diversified portfolio consists of limited maturity U.S. Treasury Notes, U.S. government agency securities and investment-grade corporate bonds. Over the six-month reporting period, Class A Shares produced an income stream totaling $0.21 per share, which contributed to a total return of 1.28%, or (3.32)% based on offering price. Class B Shares produced an income stream totaling $0.20 per share over the six-month reporting period, which contributed to a total return of 1.15%, or (3.81)% adjusted for the contingent deferred sales charge. Class C Shares, which began operation on December 14, 2001, produced an income stream totaling $0.17 per share through May 31, 2002, contributing to a total return of 1.27%, or 0.29% adjusted for the 1% sales charge and 1% contingent deferred sales charge.3 The fund's net assets totaled more than $147.2 million at the end of the reporting period.

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Class A Shares have a 4.5% maximum front-end sales charge. A 5.00% maximum contingent deferred sales charge is applicable to Class B Shares redeemed within six years of their purchase. Class C Shares involve a 1% front-end sales charge and a 1% maximum contingent deferred sales charge applied to shares redeemed within 18 months of their purchase.

Regions Morgan Keegan Select Fixed Income Fund

For Class A Shares, the fund's portfolio of U.S. government bonds and investment grade corporate bonds produced a monthly income stream totaling $0.23 per share over the six-month reporting period, which contributed to a total return of 1.80%, or (2.78)% based on offering price. Class B Shares produced a monthly income stream totaling $0.22 per share over the six-month reporting period and the total return was 1.65%, or (3.33)% adjusted for the contingent deferred sales charge. Class C Shares, which began operation on December 3, 2001, produced an income stream totaling $0.19 per share through May 31, 2002, contributing to a total return of 1.40%, or (0.60)% adjusted for the 1% front-end sales charge and 1% contingent deferred sales charge.4 The fund's net assets totaled $269.3 million at the end of the reporting period.

Regions Morgan Keegan Select Balanced Fund

The fund's combination of high-quality stocks and investment-grade corporate bonds and U.S. government bonds produced a total return for Class A Shares of (1.99)%, or (7.39)% based on offering price, for the reporting period. Contributing to the total return were income dividends totaling $0.12 per share. The fund also paid capital gains totaling $0.26 per share. The return was impacted by a net asset value decline of $0.65. Class B Shares produced a total return of (2.18)% for the reporting period, or (6.96)% adjusted for the contingent deferred sales charge. Contributing to the total return, which was impacted by a net asset value decline of $0.64, were dividends totaling $0.08 per share. The fund also paid capital gains totaling $0.26 per share. Class C Shares, which began operation on January 14, 2002, produced an income stream totaling $0.04 per share through May 31, 2002, which partially offset a $0.27 net asset value decline. As a result, the total return was (1.89)%, or (3.85)% adjusted for the 1% front-end sales charge and 1% contingent deferred sales charge.4 Fund net assets totaled $146.8 million at the end of the reporting period.

Regions Morgan Keegan Select Value Fund

The fund's Class A Shares delivered a total return of 2.39%, or (3.23)% based on offering price, through dividends totaling $0.07 per share and a $0.26 increase in net asset value. Class B Shares delivered a total return of 2.21%, or (2.79)% adjusted for the contingent deferred sales charge. The Class B Shares total return was the result of dividends totaling $0.04 per share and a $0.27 increase in net asset value. Class C Shares, which began operation on February 21, 2002, produced dividends totaling $0.02 per share and a net asset value increase of $0.78 through May 31, 2002. As a result, the total return was 5.99%, or 3.90% adjusted for the 1% front-end sales charge and 1% contingent deferred sales charge.4 Fund net assets totaled $259.1 million at the end of the reporting period.

Regions Morgan Keegan Select Growth Fund

Over the six-month reporting period, the fund's diversified portfolio of high-quality growth stocks produced a total return for Class A Shares of (8.32)%, or (13.37)% based on offering price. The total return was the result of a decline in net asset value as the value of the fund's holdings reflected the general decline in growth stock prices. Class B Shares delivered a total return of (8.51)%, or (13.08)% adjusted for the contingent deferred sales charge. The total return was the result of a decline in net asset value. Class C Shares, which began operation on January 7, 2002, produced a total return of (10.40)% due to a decline in net asset value, or (12.20)% adjusted for the 1% front-end sales charge and 1% contingent deferred sales charge.4 At the end of the reporting period, fund net assets totaled $399.9 million.

4 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fixed Income Fund has a 4.5% maximum front-end sales charge on Class A Shares. The Balanced Fund, Value Fund and Growth Fund all have a 5.5% maximum front-end sales charge. A 5.00% maximum contingent deferred sales charge is applicable to Class B Shares redeemed within six years of their purchase. Class C Shares involve a 1% front-end sales charge and a 1% maximum contingent deferred sales charge applied to shares redeemed within 18 months of their purchase.

Regions Morgan Keegan Select Aggressive Growth Fund

The Fund gives investors the opportunity to pursue long-term capital appreciation through a diversified portfolio of small and mid-size American companies.5 During the reporting period, the fund's Class A Shares produced a total return of (2.32)% or (7.72)% based on offering price due to a decline in net asset value, which was minimally offset by dividends totaling $0.02 per share. Class B Shares produced a total return of (2.49)%, or (7.37)% adjusted for the contingent deferred sales charge. Class C Shares, which began operation on January 7, 2002, produced a total return of (4.25)%, or (6.16)% adjusted for the 1% front-end sales charge and 1% contingent deferred sales charge.6 Fund net assets totaled $195.6 million at the end of the reporting period.

Thank you for pursuing your financial goals through the Regions Morgan Keegan Select Funds. Regardless of the investment climate, adding to your account on a regular basis and reinvesting your dividends in additional shares are convenient, painless ways to "pay yourself first" and enjoy the benefit of compounding.7

We look forward to keeping you up-to-date on your progress.

Sincerely,

/s/ Peter J. Germain

Peter J. Germain
President
July 15, 2002

5 Small cap stocks have historically experienced greater volatility than average.

6 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Aggressive Growth Fund Class A Shares have a 5.50% maximum front-end sales charge. A 5.00% maximum contingent deferred sales charge is applicable to Class B Shares redeemed within six years of their purchase. Class C Shares involve a 1% front-end sales charge and a 1% maximum contingent deferred sales charge applied to shares redeemed within 18 months of their purchase.

7 Systematic investing does not ensure a profit or protect against loss in declining markets.

Investment Review

Regions Morgan Keegan Select Limited Maturity Government Fund

For the six-month reporting period ended May 31, 2002, the Regions Morgan Keegan Select Limited Maturity Government Fund's Class A Shares produced a total return of 1.28%1, based on net asset value. The fund's return is measured against the Merrill Lynch 1-3 Government/Corporate Index2 ("ML1-3GC") which returned 1.71%. Total returns for the ML1-3GC do not include expenses that the SEC requires to be reflected in the fund's performance. This underlying expense ratio in the fund explains the difference in the performance.

We compare ourselves to this index because the fund must invest 80% the value of its total net assets in U.S. government securities or instruments collateralized by U.S. government securities in order to maintain the `government' fund designation. The balance of the fund may be comprised of corporate bonds, mortgage backed securities, bank instruments, and securities of other investment companies. The fund's dollar-weighted portfolio duration will normally fluctuate between 1.5 - 2.5 years.3

During the reporting period, the fund performed reasonably well in the face of some volatile markets. The roughly 15% allocation in corporate bonds did virtually nothing to affect the performance of the fund relative to its benchmark, but this allocation should be beneficial in the second half of the year should corporate earnings improve.

Our strategy in this fund is to maximize the yield to maturity with positive convexity instruments while maintaining a weighted duration in line with the ML1-3GC. This should produce reasonable results in any type of rate environment. The flip side of the coin is this strategy will not hit too many home runs, but it may hit singles and doubles. Fortunately, we feel that is what our investors are looking for.

Regions Morgan Keegan Select Fixed Income Fund

For the six-month reporting period ended May 31, 2002, the Regions Morgan Keegan Select Fixed Income Fund's Class A Shares produced a total return of 1.80%,1 based on net asset value. The fund's return is measured against the Merrill Lynch 1-10 Year Government/Corporate Index4 ("ML1-10GC") which returned 1.76%. We compare our performance to this index because the fund will normally maintain a duration that +/- 20% of the benchmark's duration.3 The fund will usually hold at least 50% of the portfolio in liquid, government securities or instruments collateralized by U.S. government securities. The balance of the fund may be comprised of corporate bonds, mortgage backed securities, bank instruments, and securities of other investment companies. The fund's dollar-weighted average portfolio duration will normally fluctuate between 3.0 - 4.0 years.

During the reporting period, the fund performed well relative to its benchmark. This was due to a bet we made in the 5-year sector that has performed nicely for us. We shifted to a more aggressive posture in corporate bonds by the end of the reporting period in anticipation of better performance by that sector in the second half of the year. The duration of the fund is slightly less than the ML1-10GC.

We are going to let the duration of the fund drift during the remainder of the year in anticipation of higher interest rates by the end of the year. Couple this with our increased corporate exposure, and the fund should be well-positioned for another strong six months.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Class A Shares have a 4.5% maximum front-end sales charge. A 5.00% maximum contingent deferred sales charge is applicable to Class B Shares redeemed within six years of their purchase. Class C Shares involve a 1% front-end sales charge and a 1% maximum contingent deferred sales charge applied to shares redeemed within 18 months of their purchase.

2 Merrill Lynch 1-3 Year Government Corporate Index is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. Investments cannot be made in an index.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

4 The Merrill Lynch 1-10 Year Government/Corporate Index is an unmanaged market capitalization weighted index including U.S. government and fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Investments cannot be made in an index.

Regions Morgan Keegan Select Balanced Fund

For the six-month reporting period ended May 31, 2002, the Regions Morgan Keegan Select Balanced Fund's Class A Shares produced a total return of (1.99)%,1 based on net asset value. This compares to (1.96)% for an equally weighted benchmark of the S&P 500/Merrill Lynch 1-10 Government/Corporate Index.5 We fluctuate the equity portion of the fund between 40 - 60% of total market value based on our forecasts. The remainder is invested in income generating securities. Obviously, the lower allocation in stocks signifies a bearish sentiment.

During the reporting period, bonds strongly outperformed stocks while the S&P 500 returned (5.68)%6 and the Merrill Lynch 1-10 Government/Corporate Index4 posted a 1.76% rate of return. Within the equity market, information technology continued to lag along with telecommunications. The best performing sectors continued to be consumer staples, materials, and energy.

We feel that equities will continue to struggle through the remainder of the year; this is why the fund currently has an equity exposure of close to 40%. However, the relative outperformance to bonds will likely diminish meaning stocks should gain some appeal relative to bonds. Therefore, we hope to position the fund closer to an equal weighting by year end.

Regions Morgan Keegan Select Value Fund

The Regions Morgan Keegan Select Value Fund's Class A Shares produced a total return of 2.39%1 for the six-month reporting period ended May 31, 2002. The Standard & Poor's 500/Barra Value Index,7 the fund's benchmark, had a return of (1.89)%.

During the reporting period, information technology and telecommunications stocks (groups the fund has significantly underweighted) continued to drastically underperform the broad market. Likewise, healthcare stocks, particularly pharmaceutical companies, had come under heavy selling pressure due to weak product pipelines and a difficult regulatory environment. In the face of this market turbulence, the fund remained invested in defensive areas of the market such as consumer staples, energy and financials. We remain optimistic about the aerospace/defense industry and certain commodity-based enterprises. As we look for signs of a sustainable economic recovery, we will aggressively seek out solid companies with reasonable valuations and attractive fundamentals.

During the period, the S&P 500 showed a return of (5.68)%6 while the S&P 500/Barra Growth Index8 showed a greater decline with a (9.54)% return. The market clearly favored "value" type stocks during the period.

5 The Standard & Poor's 500/Merrill Lynch 1-10 Government/Corporate Index is a blended index that combines 50% of the S&P 500 and 50% of the Merrill Lynch 1-10 Government/Corporate Index. The index is unmanaged and investments cannot be made in an index.

6 Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

7 Standard & Poor's 500/Barra Value Index is a weighted index that combines components of the S&P 500 and the Barra Value Index. The index is unmanaged and investments cannot be made in an index.

8 S&P 500/Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor's 500 index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

Morgan Keegan Select Growth Fund

During the period, the S&P 5006 showed a return of (5.68)% while the S&P 500/Barra Growth Index8 showed a greater decline with a (9.54)% return. The market clearly favored "value" type stocks during the period.

The fund continued to slide in value as large-capitalized stocks worked lower during the interim period lead by further weakness in technology stocks. High valuations and new rounds of earnings adjustments put new pressure on these once-popular stocks. We see potential for further weakness in technology and telecom equipment stocks, and we have eliminated or reduced exposure to these two sectors. We are holding a higher than normal cash position while seeking greater opportunities in other sectors.

Regions Morgan Keegan Select Aggressive Growth Fund

The Stock market generally traded in a neutral to negative bias during the interim period with the S&P 400 Midcap/Barra Value Index9 showing a gain of 3.05% while the larger-capitalized S&P 5006 showed a (5.68)% return. Generally, smaller- and mid-capitalized stocks have continued their outperformance over larger-capitalized stocks. Non S&P 500 stocks are still seeing positive funds flows due to their recent outperformance as well as superior earnings potential relative to some of the larger stocks which continue to have high valuations and only modest growth prospects, most notably the technology stocks.

9 S&P 400 Midcap/Barra Value Index is a market capitalization-weighted index of stocks in the Standard & Poor's Midcap 400 Index having the lowest price to book ratios. The index consist of approximately half of the S&P 400 on a market capitalization basis. The index is unmanaged and investments cannot be made in an index.

Government Money Market Fund
Portfolio of Investments

May 31, 2002 (unaudited)

Principal Amount			Value
U.S. Government Agencies--33.4%
		Federal Home Loan Bank--3.4%
$2,500,000	(1)	1.792%, 7/9/2002	$2,495,355

		Federal Home Loan Mortgage Corporation--4.0%
3,000,000	(1)	1.918%, 7/12/2002	2,993,577

		Federal National Mortgage Association--26.0%
19,500,000	(1)	1.738%-1.890%, 6/4/2002- 9/18/2002	19,445,983

		Total U.S. Government Agencies (at amortized cost)	24,934,915

U.S. Treasury Obligations--38.7%
		U.S. Treasury Bills
$29,000,000	(1)	1.715%-1.872%, 6/6/2002- 10/31/2002 (at amortized cost)	$28,918,300

(2) Repurchase Agreements--28.1%
10,515,443		Fuji Government Securities, Inc., 1.750%, dated 5/31/2002, due 6/3/2002	10,515,443
10,515,444		GX Clarke & Co., 1.750%, dated 5/31/2002, due 6/3/2002	10,515,444

		Total Repurchase Agreements (at amortized cost)	21,030,887

		Total Investments (at amortized cost)(3)	$74,884,102

(1) Yield at date of purchase.

(2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($74,743,427) at May 31, 2002.

(See Notes which are an integral part of the Financial Statements)

Treasury Money Market Fund
Portfolio of Investments

May 31, 2002 (unaudited)

Principal Amount			Value
U.S. Treasury Obligations--96.0%
		U.S. Treasury Bills--94.1%
$750,000,000	(1)	1.652%-2.095%, 6/6/2002-12/31/2002	$748,066,696

		U.S. Treasury Notes--1.9%
15,000,000		5.125%, 12/31/2002	15,263,983

		Total U.S. Treasury Obligations (at amortized cost)	763,330,679

Mutual Fund Shares--4.1%
9,375,118		Federated U.S. Treasury Cash Reserves Fund	$9,375,118
9,818,465		Goldman Sachs Fund Square Trust	9,818,465
13,404,843		Provident Institutional Federal Security Portfolio	13,404,843

		Total Mutual Fund Shares (at net asset value)	32,598,426

		Total Investments (at amortized cost)(2)	$795,929,105

(1) Yield at date of purchase.

(2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($795,136,744) at May 31, 2002.

(See Notes which are an integral part of the Financial Statements)

Limited Maturity Government Fund
Portfolio of Investments

May 31, 2002 (unaudited)

Principal Amount		Value
Corporate Bonds--15.7%
	Banks--1.4%
$2,000,000	Bank of America Corp., 5.250%, 2/1/2007	$2,027,700

	Finance-Commercial--4.5%
2,000,000	General Electric Capital Corp., 5.375%, 1/15/2003	2,035,720
2,000,000	General Electric Capital Corp., 5.375%, 3/15/2007	2,031,420
2,500,000	IBM Credit Corp., 4.875%, 10/1/2006	2,506,025

	Total	6,573,165

	Finance Diversified--1.4%
2,000,000	Citigroup, Inc., 5.700%, 2/6/2004	2,077,660

	Health Care-Diversified--1.4%
2,000,000	Abbott Laboratories, 5.600%, 10/1/2003	2,062,340

	Household Products--1.4%
2,000,000	Procter & Gamble Co., 6.600%, 12/15/2004	2,134,580

	Investment Bankers/Brokers/Services--4.2%
2,000,000	J.P. Morgan & Co., Inc., 5.750%, 2/25/2004	2,078,240
2,000,000	Morgan Stanley, Dean Witter & Co., 5.625%, 1/20/2004	2,070,660
2,000,000	Merrill Lynch & Co., 4.540%, 3/8/2005	2,034,900

	Total	6,183,800

	Oil-International--1.4%
2,000,000	ChevronTexaco Corp., 6.625%, 10/1/2004	2,125,200

	Total Corporate Bonds (identified cost $22,594,860)	23,184,445

Corporate Notes--1.4%
	Finance-Automotive--1.4%
2,000,000	Ford Motor Credit Co., 6.000%, 1/14/2003 (identified cost $2,002,820)	2,024,600

U.S. Government Agencies--52.2%
	Federal Farm Credit Bank--2.1%
3,000,000	6.750%, 1/13/2003	3,085,830

	Federal Home Loan Bank--24.9%
5,000,000	4.000%, 2/15/2005	5,015,150
3,000,000	4.125%, 8/15/2003	3,051,660
3,500,000	4.125%, 5/13/2005	3,513,930
3,500,000	4.375%, 2/15/2005	3,543,995
3,000,000	4.625%, 8/13/2004	3,065,040
4,000,000	4.875%, 5/14/2004	4,111,360
4,000,000	5.125%, 9/15/2003	4,118,480
2,000,000	5.375%, 1/5/2004	2,069,280
4,000,000	6.250%, 11/15/2002	4,077,880
4,000,000	7.000%, 2/14/2003	4,135,720

	Total	36,702,495

	Federal Home Loan Mortgage Corporation--9.1%
5,000,000	3.750%, 4/15/2004	5,035,400
5,000,000	3.875%, 2/15/2005	4,999,300
3,300,000	7.000%, 2/15/2003	3,412,398

	Total	13,447,098

	Federal National Mortgage Association--16.1%
4,000,000	4.375%, 10/15/2006	3,975,160
4,000,000	4.625%, 5/15/2003	4,085,760
4,000,000	4.750%, 11/14/2003	4,099,520
3,000,000	4.750%, 3/15/2004	3,077,580
4,000,000	5.125%, 2/13/2004	4,125,680
4,000,000	6.500%, 8/15/2004	4,244,120

	Total	23,607,820

	Total U.S. Government Agencies (identified cost $75,217,724)	76,843,243

U.S. Treasury Obligations--25.8%
	U.S. Treasury Bills--6.1%
5,000,000	8/15/2002	4,984,550
4,000,000	8/29/2002	3,984,720

	Total	8,969,270

	U.S. Treasury Notes--19.7%
5,000,000	3.000%, 1/31/2004	5,005,600
2,500,000	3.250%, 5/31/2004	2,501,550
2,000,000	3.500%, 11/15/2006	1,941,180
5,000,000	3.625%, 3/31/2004	5,048,650
4,000,000	5.250%, 5/15/2004	4,157,840
3,000,000	5.375%, 6/30/2003	3,096,210
3,000,000	5.500%, 5/31/2003	3,094,740
4,000,000	6.000%, 8/15/2004	4,227,360

	Total	29,073,130

	Total U.S. Treasury Obligations (identified cost $37,476,514)	38,042,400

(1) Repurchase Agreement--4.3%
6,321,287	GX Clarke & Co., 1.750%, dated 5/31/2002, due 6/3/2002 (at amortized cost)	6,321,287

	Total Investments (identified cost $143,613,205)(2)	$146,415,975

(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) The cost of investments for generally accepted accounting principles ``GAAP" is $143,613,205. Cost for federal tax purposes is $143,492,410. The difference between the cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $2,923,565 which is comprised of $2,965,960 appreciation and $42,395 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($147,233,361) at May 31, 2002.

(See Notes which are an integral part of the Financial Statements)

Fixed Income Fund
Portfolio of Investments

May 31, 2002 (unaudited)

Principal Amount		Value
Corporate Bonds--32.2%
	Consumer Durables--1.3%
	Computer Hardware
$3,500,000	International Business Machines Corp., Note, 4.875%, 10/1/2006	$3,508,435

	Consumer Non-Durables--5.4%
	Packaged Foods
3,000,000	Campbell Soup Co., Note, 6.90%, 10/15/2006	3,218,010
5,000,000	Sara Lee Corp., Note, 5.95%, 1/20/2005	5,113,950

	Total	8,331,960

	Personal Care
3,000,000	Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007	3,162,360

	Publishing-Newspapers
3,000,000	Washington Post Co., Note, 5.50%, 2/15/2009	2,964,420

	Total Consumer Non-Durables	14,458,740

	Consumer Services--1.5%
	Restaurants
4,000,000	McDonald's Corp., Note, 5.95%, 1/15/2008	4,132,440

	Energy--3.6%
	Oil-Domestic
2,000,000	Atlantic Richfield Co., Note, 5.90%, 4/15/2009	2,034,200

	Oil-International
4,500,000	BP Capital Markets, Note, 4.625%, 5/27/2005	4,579,470
3,000,000	ChevronTexaco Corp., Note, 6.625%, 10/1/2004	3,187,800
	Total	7,767,270

	Total Energy	9,801,470

	Finance--17.8%
	Finance-Automotive
5,000,000	Ford Motor Credit Co., Sr. Note, 6.00%, 1/14/2003	5,061,500
5,000,000	General Motors Acceptance Corp., Sr. Unsub., 5.875%, 1/22/2003	5,076,350

	Total	10,137,850

	Finance Companies
2,000,000	American General Finance Corp., Note, 6.05%, 4/9/2003	2,051,760
5,000,000	General Electric Capital Corp., Note, MTN Series A, 5.375%, 3/15/2007	5,078,550
3,000,000	Household Finance Corp., Note, 5.75%, 1/30/2007	2,991,120

	Total	10,121,430

	Investment Bankers/ Brokers/Services
8,000,000	J.P. Morgan Chase & Co., Note, 5.35%, 3/1/2007	8,035,200
5,000,000	J.P. Morgan Chase & Co., Sub. Note, 6.50%, 1/15/2009	5,062,700
5,000,000	Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	5,116,050
3,000,000	Merrill Lynch & Co., Inc., Note, Series B, 4.54%, 3/8/2005	3,052,350
2,000,000	Morgan Stanley, Dean Witter & Co., Sr. Unsub. Note, 5.625%, 1/20/2004	2,070,660

	Total	23,336,960

	Major Banks
4,000,000	Wells Fargo & Co., Note, 5.90%, 5/21/2006	4,189,200

	Total Finance	47,785,440

	Utilities--2.6%
	Electrical Equipment
5,000,000	Emerson Electric Co., Note, 5.85%, 3/15/2009	4,965,250

	Major U.S. Telecommunications
2,000,000	New York Telephone Co., Note, 5.875%, 9/1/2003	2,057,320

	Total Utilities	7,022,570

	Total Corporate Bonds (identified cost $84,011,871)	86,709,095

U.S. Government Agencies--50.0%
	Federal Farm Credit Bank--5.1%
3,000,000	5.10%, 11/9/2005	3,083,430
3,000,000	5.25%, 12/28/2005	3,100,200
5,000,000	5.79%, 3/15/2006	5,244,500
2,000,000	6.50%, 9/29/2006	2,154,340

	Total	13,582,470

	Federal Home Loan Bank--23.2%
5,000,000	4.125%, 8/15/2003	5,086,100
5,000,000	4.625%, 8/13/2004	5,108,400
5,000,000	4.875%, 11/15/2006	5,060,150
3,000,000	4.875%, 2/15/2007	3,027,660
4,000,000	5.125%, 3/6/2006	4,103,160
5,000,000	5.25%, 2/13/2004	5,167,300
5,000,000	5.375%, 2/15/2006	5,179,800
2,000,000	5.615%, 3/1/2006	2,084,900
4,000,000	5.80%, 3/30/2009	4,133,880
2,000,000	5.85%, 2/27/2008	2,093,380
3,000,000	5.875%, 11/15/2007	3,145,080
2,005,000	6.375%, 8/15/2006	2,148,638
8,000,000	6.50%, 11/15/2006	8,614,240
7,000,000	7.125%, 2/15/2005	7,576,520

	Total	62,529,208

	Federal Home Loan Mortgage Corporation--10.9%
6,000,000	5.25%, 1/15/2006	6,190,560
5,000,000	5.75%, 4/15/2008	5,192,350
7,000,000	5.75%, 3/15/2009	7,213,290
10,000,000	6.625%, 9/15/2009	10,803,300

	Total	29,399,500

	Federal National Mortgage Association--10.8%
4,000,000	4.375%, 10/15/2006	3,975,160
4,000,000	4.75%, 3/15/2004	4,103,440
4,000,000	5.00%, 1/15/2007	4,061,840
4,000,000	5.75%, 4/15/2003	4,118,480
3,000,000	5.75%, 6/15/2005	3,148,470
4,000,000	6.00%, 5/15/2008	4,204,760
5,000,000	6.625%, 9/15/2009	5,401,650

	Total	29,013,800

	Total U.S. Government Agencies (identified cost $128,356,690)	134,524,978

U.S. Treasury Obligations--14.6%
	U.S. Treasury Notes--14.6%
4,000,000	3.25%, 5/31/2004	4,002,480
4,000,000	4.375%, 5/15/2007	4,004,320
3,000,000	4.75%, 2/15/2004	3,090,030
9,000,000	4.75%, 11/15/2008	9,043,650
3,000,000	5.625%, 2/15/2006	3,171,690
3,000,000	5.875%, 11/15/2005	3,192,720
5,000,000	6.00%, 8/15/2004	5,284,200
4,000,000	6.50%, 5/15/2005	4,316,000
3,000,000	6.50%, 10/15/2006	3,271,800

	Total U.S. Treasury (identified cost $38,351,413)	39,376,890

(1) Repurchase Agreement--2.5%
6,835,971	GX Clarke & Co., 1.75%, dated 5/31/2002, due 6/3/2002	6,835,971

	Total Investments (identified cost $257,555,945)(2)	$267,446,934

(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) The cost of investments for federal tax purposes amounts to $257,555,945. The net unrealized appreciation of investments on a federal tax basis amounts to $9,890,989 which is comprised of $9,905,834 appreciation and $14,845 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($269,337,604) at May 31, 2002.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

(See Notes which are an integral part of the Financial Statements)

Balanced Fund
Portfolio of Investments

May 31, 2002 (unaudited)

Shares			Value
Common Stocks--41.8%
		Basic Materials--2.3%
		Metals & Mining
70,000		Barrick Gold Corp.	$1,526,000
60,000		Newmont Mining Corp.	1,872,600

		Total Basic Materials	3,398,600

		Capital Goods--1.3%
		Aerospace & Defense
6,000		General Dynamics Corp.	603,600
28,000		Raytheon Co.	1,237,600

		Total Capital Goods	1,841,200

		Consumer Cyclicals-- 1.2%
		Retail-Apparel
30,000	(1)	American Eagle Outfitters, Inc.	666,000
20,000	(1)	Bed Bath & Beyond, Inc.	686,000
30,000		Gap (The), Inc.	437,100

		Total Consumer Cyclicals	1,789,100

		Consumer Durables--2.1%
		Beverages-Alcoholic
28,000		Anheuser-Busch Cos., Inc.	1,445,080
		Soft Drink
31,000		PepsiCo, Inc.	1,611,380

		Total Consumer Durables	3,056,460

		Consumer Non-Durables--1.9%
		Packaged Goods/Cosmetics
10,000		Kimberly-Clark Corp.	649,200
8,800		Procter & Gamble Co.	788,040

		Total	1,437,240

		Packaged Foods
30,000		General Mills, Inc.	1,365,000

		Total Consumer Non-Durables	2,802,240

		Consumer Services--0.5%
		Restaurants
24,000		McDonald's Corp.	718,560

		Consumer Staples--5.0%
		Personal Products
20,000		Gillette Co.	711,400

		Retail-Drug Stores
30,000		CVS Corp.	960,900

		Tobacco
60,000		Philip Morris Cos., Inc.	3,435,000
60,000		UST, Inc.	2,299,800

		Total	5,734,800

		Total Consumer Staples	7,407,100

		Energy Minerals--5.7%
		International Oil Companies
17,000		ChevronTexaco Corp.	1,483,250
64,000		Exxon Mobil Corp.	2,555,520

		Total	4,038,770

		Oil-Domestic
10,000		Amerada Hess Corp.	822,500
30,000		Conoco, Inc., Class B	806,400
20,000		Phillips Petroleum Co.	1,151,000
40,000		USX-Marathon Group.	1,096,800

		Total	3,876,700

		Oil-Exploration & Production
10,000		Unocal Corp.	368,200

		Total Energy Minerals	8,283,670

		Electronic Technology--3.8%
		Computers-Communications
30,000	(1)	Cisco Systems, Inc.	473,400

		Electronic Data Processing
40,000		Hewlett-Packard Co.	763,600
10,000		International Business Machines Corp.	804,500
60,000	(1)	Sun Microsystems, Inc.	413,400

		Total	1,981,500

		Semiconductors
30,000		Intel Corp.	828,600

		Telecommunication-Equipment
20,000	(1)	Applied Materials, Inc.	443,600
16,000	(1)	Lam Research Corp.	363,840
6,000	(1)	NVIDIA Corp.	200,760
10,000	(1)	Novellus Systems, Inc.	424,800
30,000		Texas Instruments, Inc.	860,100

		Total	2,293,100

		Total Electronic Technology	5,576,600

		Finance--8.4%
		Diversified Financial Services
40,000		Citigroup, Inc.	1,727,200
18,000		Fannie Mae	1,440,180

		Total	3,167,380

		Insurance-Brokers
13,000		Marsh & McLennan Cos., Inc.	1,311,700

		Investment Bankers/Brokers/Services
30,300		J.P. Morgan Chase & Co.	1,089,285

		Life Insurance
20,000		Jefferson-Pilot Corp.	952,200
50,000		Torchmark Corp.	2,018,000

		Total	2,970,200

		Major Banks
18,000		Bank of America Corp.	1,364,580
28,000		KeyCorp	764,400
10,000		Wells Fargo & Co.	524,000

		Total	2,652,980

		Multi-line Insurance
18,000		American International Group, Inc.	1,205,460

		Total Finance	12,397,005

		Health Technology--2.7%
		Major Pharmaceuticals
12,000		Abbott Laboratories	570,000
4,000	(1)	Forest Laboratories, Inc.	295,320
24,000		Johnson & Johnson	1,472,400
30,000		Pfizer, Inc.	1,038,000
10,000		Wyeth	555,000

		Total Health Technology	3,930,720

Shares or Principal Amount			Value
		Industrial Services--1.0%
		Oilfield Services Equipment
50,000	(1)	Lone Star Technologies, Inc.	$1,200,000
10,000	(1)	Nabors Industries, Inc.	439,000

		Total Industrial Services	1,639,000

		Retail Trade--2.9%
		Building Materials Chains
10,000		Home Depot, Inc.	416,900
20,000		Lowe's Cos., Inc.	943,200

		Total	1,360,100

		Discount Store
16,000		Family Dollar Stores, Inc.	576,000
10,000		Costco Wholesale Corp.	392,700
16,000		Wal-Mart Stores, Inc.	865,600

		Total	1,834,300

		Multiline Retail
24,000		Target Corp.	994,800

		Total Retail Trade	4,189,200

		Utilities--3.0%
		Electric Utilities: South
28,000		Duke Energy Corp.	896,280
30,000		FPL Group, Inc.	1,889,700
40,000		Southern Co.	1,080,000
10,000		TXU Corp.	513,300
		Total Utilities	4,379,280

		Total Common Stocks (identified cost $52,470,745)	61,408,735

Corporate Bonds--14.7%
		Consumer Durables--0.7%
		Railroads
$1,000,000		Burlington Northern Santa Fe, Equip. Trust, Series 99-A, 5.85%, 5/1/2005	1,029,030

		Finance--11.4%
		Finance Companies
2,000,000		American Express Credit Corp., Note, MTN Series B, 4.25%, 2/7/2005	1,998,780
1,000,000		American General Finance Corp., Note, 6.05%, 4/9/2003	1,025,880
2,000,000		Boeing Capital Corp., 5.75%, 2/15/2007	2,048,300
1,500,000		IBM Credit Corp., Note, 4.875%, 10/1/2006	1,503,615
1,000,000		Morgan Stanley, Dean Witter & Co., Sr. Unsub., 5.625%, 1/20/2004	1,035,330

		Total	7,611,905

		Financial Diversified
2,000,000		General Electric Capital Corp., Note, 4.25%, 1/28/2005	2,004,620
2,500,000		Household Finance Corp., Note, 5.75%, 1/30/2007	2,492,600

		Total	4,497,220

		Investment Bankers/Brokers/Services
2,000,000		J.P. Morgan & Co., Inc., Note, 5.35%, 3/1/2007	2,008,800
1,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	1,023,210
1,500,000		Merrill Lynch & Co., Inc., Note, Series B, 4.54%, 3/8/2005	1,526,175

		Total	4,558,185

		Total Finance	16,667,310

		Utilities--2.6%
		Oil International
1,750,000		BP Capital Markets PLC, Note, 4.625%, 5/27/2005	1,780,905

		Telecommunication-Cellular
2,000,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	2,056,880

		Total Utilities	3,837,785

		Total Corporate Bonds (identified cost $21,076,927)	21,534,125

U.S. Government Agencies--18.8%
		Federal Home Loan Bank--9.1%
3,000,000		4.125%, 8/15/2003	3,051,660
3,000,000		4.625%, 8/13/2004	3,065,040
3,000,000		4.875%, 11/15/2006	3,036,090
2,000,000		5.375%, 2/15/2006	2,071,920
2,000,000		6.50%, 11/15/2006	2,153,560

		Total	13,378,270

		Federal National Mortgage Associations--9.7%
3,000,000		4.375%, 10/15/2006	2,981,370
3,000,000		4.625%, 5/15/2003	3,064,320
3,000,000		4.75%, 3/15/2004	3,077,580
2,000,000		5.25%, 4/15/2007	2,046,000
3,000,000		5.75%, 4/15/2003	3,088,860

		Total	14,258,130

		Total U.S. Government Agencies (identified cost $26,993,079)	27,636,400

U.S. Treasury Obligations--8.6%
		U.S. Treasury Notes--8.6%
2,000,000		4.375%, 5/15/2007	2,002,160
2,000,000		4.75%, 2/15/2004	2,060,020
3,000,000		5.25%, 5/15/2004	3,118,380
2,000,000		6.50%, 5/15/2005	2,158,000
3,000,000		6.50%, 10/15/2006	3,271,800

		Total U.S. Treasury Obligations (identified cost $12,121,816)	12,610,360

(2) Repurchase Agreement--15.8%
23,199,638		GX Clarke & Co., 1.75%, dated 5/31/2002, due 6/3/2002 (at amortized cost)	23,199,638

		Total Investments (identified cost $135,862,205)(3)	$146,389,258

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $135,862,205. The net unrealized appreciation of investments on a federal tax basis amounts to $10,527,053 which is comprised of $13,396,465 appreciation and $2,869,412 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($146,844,896) at May 31, 2002.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

(See Notes which are an integral part of the Financial Statements)

Value Fund
Portfolio of Investments
May 31, 2002 (unaudited)

Shares			Value
Common Stocks--88.4%
		Capital Goods--6.4%
		Aerospace & Defense
97,000		Boeing Co.	$4,137,050
167,000		Goodrich Corp.	5,579,470
56,000		Northrop Grumman Corp.	6,793,360

		Total Capital Goods	16,509,880

		Commercial Services--5.7%
		Food Distributors
276,100		ConAgra, Inc.	6,794,821
188,000		Kraft Foods, Inc., Class A	8,085,880

		Total Commercial Services	14,880,701

		Consumer Cyclicals--2.3%
		Retail-Apparel
100,000		Liz Claiborne, Inc.	3,063,000

		Specialty Retail
96,000	(1)	Abercrombie & Fitch Co., Class A	2,784,000

		Total Consumer Cyclicals	5,847,000

		Consumer Discretionary--2.1%
		Media
189,000	(1)	Comcast Corp., Class A	5,322,240

		Consumer Durables--3.7%
		Auto Parts & Equipment
409,000		Delphi Automotive Systems Corp.	6,441,750

		Motor Vehicles
49,000		General Motors Corp.	3,045,350

		Total Consumer Durables	9,487,100

		Consumer Non-Durables--4.7%
		Packaged Goods/Cosmetics
106,000		Kimberly-Clark Corp.	6,881,520

		Tobacco
93,000		Philip Morris Cos., Inc.	5,324,250

		Total Consumer Non-Durables	12,205,770

		Consumer Services--4.7%
		Restaurants/Hotels/Leisure
139,000		Marriott International, Inc., Class A	5,621,160
221,000		McDonald's Corp.	6,616,740

		Total Consumer Services	12,237,900

		Consumer Staples--4.7%
		Beverages
116,000		Adolph Coors Co., Class B	7,741,840

		Retail-Food Chains
126,000		Albertson's, Inc.	4,431,420

		Total Consumer Staples	12,173,260

		Electronic Technology--3.4%
		Electronics-Defense
198,000		Raytheon Co.	8,751,600

		Energy Minerals--11.9%
		Energy Equipment & Services
119,600	(1)	BJ Services Co.	4,487,392

		International Oil Companies
88,000		Apache Corp.	4,899,840
46,010		ChevronTexaco Corp.	4,014,372
65,200		Exxon Mobil Corp.	2,603,436

		Total	11,517,648

		Oil-Domestic
115,400		Conoco, Inc.	3,101,952
83,000		Phillips Petroleum Co.	4,776,650

		Total	7,878,602

		Oil-Exploration & Production
55,900		Anadarko Petroleum Corp.	2,836,925
111,300		Unocal Corp.	4,098,066

		Total	6,934,991

		Total Energy Minerals	30,818,633

		Finance--20.4%
		Major Banks
85,400		Bank of America Corp.	6,474,174
100,700		Comerica, Inc.	6,454,870
171,800		Fleet Boston Financial Corp.	6,054,232
135,000		Golden State Bancorp, Inc.	5,158,350
248,400		KeyCorp.	6,781,320
65,300		SunTrust Banks, Inc.	4,459,990
192,000		Wachovia Corp.	7,367,040
102,000		Wells Fargo & Co.	5,344,800

		Total	48,094,776

		Investment Bankers/ Brokers/Services
106,000		Morgan Stanley, Dean Witter & Co.	4,818,760

		Total Finance	52,913,536

		Life Insurance--2.0%
62,000		Jefferson-Pilot Corp.	2,951,820
52,000		Lincoln National Corp.	2,330,640

		Total Life Insurance	5,282,460

		Materials--6.3%
		Metals & Mining
261,000		Barrick Gold Corp.	5,689,800
175,000		Newmont Mining Corp.	5,461,750
129,000		Phelps Dodge Corp.	5,032,290

		Total Materials	16,183,840

		Process Industries--4.4%
		Chemicals
73,800		Du Pont (E.I.) de Nemours & Co.	3,394,800
56,650		Eastman Chemical Co.	2,620,063

		Total	6,014,863

		Paper
84,000		Weyerhaeuser Co.	5,502,000

		Total Process Industries	11,516,863
Shares or Principal Amount			Value
		Utilities--5.7%
		Electric Companies
66,000		Dominion Resources, Inc.	$4,275,480
84,000		Public Service Enterprises Group, Inc.	3,803,520
93,800		TXU Corp.	4,814,754

		Total	12,893,754

		Electric Utilities: South
60,300		Duke Energy Corp.	1,930,203

		Total Utilities	14,823,957

		Total Common Stocks (identified cost $208,962,682)	228,954,740

(2) Repurchase Agreement--10.9%
$28,368,174		GX Clarke & Co., 1.75%, dated 5/31/2002, due 6/3/2002 (at amortized cost)	28,368,174

		Total Investments (identified cost $237,330,856)(3)	$257,322,914

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $237,330,856. The net unrealized appreciation of investments on a federal tax basis amounts to $19,992,058 which is comprised of $24,550,529 appreciation and $4,558,471 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($259,055,844) at May 31, 2002.

(See Notes which are an integral part of the Financial Statements)

Growth Fund
Portfolio of Investments

May 31, 2002 (unaudited)

Shares			Value
Common Stocks--75.8%
		Capital Goods--4.7%
		Aerospace/Defense
140,000		Raytheon Co.	$6,188,000

		Equipment-Machinery
400,000		General Electric Co.	12,456,000

		Total Capital Goods	18,644,000

		Commercial Cyclical--11.2%
		Business Services
50,000		Automatic Data Processing, Inc.	2,596,000

		Gaming & Lottery
40,000		International Game Technology	2,500,000

		Merchandise/Mass Merchandising
160,000		Target Corp.	6,632,000
240,000		Wal-Mart Stores, Inc.	12,984,000

		Total	19,616,000

		Merchandise/Specialty
50,000		Home Depot, Inc.	2,084,500
90,000		Lowe's Cos., Inc.	4,244,400

		Total	6,328,900

		Restaurants
80,000		McDonald's Corp.	2,395,200

		Retail-Apparel
260,000		Gap (The), Inc.	3,788,200

		Retail-Discounters
120,000		Family Dollar Stores, Inc.	4,320,000

		Retail Specialty
100,000	(1)	Bed Bath & Beyond, Inc.	3,430,000

		Total Commercial Cyclical	44,974,300

		Commercial Non- Cyclical--6.9%
		Beverages-Alcoholic
100,000		Anheuser-Busch Cos., Inc.	5,161,000

		Cosmetics/Household
80,000		Colgate-Palmolive Co.	4,336,000
80,000		Gillette Co.	2,845,600
100,000		Kimberly-Clark Corp.	6,492,000
100,000		Procter & Gamble Co.	8,955,000

		Total	22,628,600

		Total Commercial Non-Cyclical	27,789,600

		Consumer Staples--7.8%
		Retail-Drug Stores
100,000		CVS Corp.	3,203,000

		Tobacco
260,000		Philip Morris Cos., Inc.	14,885,000
340,000		UST, Inc.	13,032,200

		Total	27,917,200

		Total Consumer Staples	31,120,200

		Energy--5.0%
		Oil Domestic
100,000		Phillips Petroleum Co.	5,755,000

		Oil & Gas Drill Equipment
40,000	(1)	BJ Services Co.	1,500,800
80,000	(1)	Cooper Cameron Corp.	4,501,600
140,000	(1)	Nabors Industries, Inc.	6,146,000

		Total	12,148,400

		Oil-International
50,000		Exxon Mobil Corp.	1,996,500

		Total Energy	19,899,900

		Finance--10.7%
		Major Banks
120,000		Bank of America Corp.	9,097,200
150,000		Bank of New York Co., Inc.	5,445,000

		Total	14,542,200

		Insurance
200,000		Torchmark Corp.	8,072,000

		Investment Bankers/Brokers/Services
160,000		Citigroup, Inc.	6,908,800
100,000		Fannie Mae	8,001,000
80,000		Mellon Financial Corp.	2,968,000
200,000		Schwab (Charles) Corp.	2,418,000

		Total	20,295,800

		Total Finance	42,910,000

		Food & Beverages--5.7%
120,000		Coca-Cola Co.	6,667,200
100,000		General Mills, Inc.	4,550,000
220,000		PepsiCo, Inc.	11,435,600

		Total Food & Beverages	22,652,800

		Healthcare/Drug--5.8%
300,000		Pfizer, Inc.	10,380,000
80,000		UnitedHealth Group, Inc.	7,264,000
100,000		Wyeth	5,550,000

		Total Healthcare/Drug	23,194,000

		Hospital Supplies--4.6%
140,000		Abbott Laboratories	6,650,000
60,000		Baxter International, Inc.	3,222,000
140,000		Johnson & Johnson	8,589,000

		Total Hospital Supplies	18,461,000

		Insurance/ Miscellaneous--1.9%
180,000		American Express Co.	7,651,800

		Metals/Minerals--2.7%
200,000		Barrick Gold Corp.	4,360,000
200,000		Newmont Mining Corp.	6,242,000

		Total Metals/Minerals	10,602,000

Shares or Principal Amount			Value
		Technology--8.8%
100,000	(1)	Applied Materials, Inc.	$2,218,000
200,000	(1)	Cisco Systems, Inc.	3,156,000
300,000		Intel Corp.	8,286,000
70,000		International Business Machines Corp.	5,631,500
40,000	(1)	KLA-Tencor Corp.	2,085,200
60,000	(1)	Lam Research Corp.	1,364,400
40,000	(1)	Microsoft Corp.	2,036,400
50,000	(1)	Novellus Systems, Inc.	2,124,000
30,000	(1)	NVIDIA Corp.	1,003,800
200,000	(1)	Oracle Corp.	1,584,000
200,000		Texas Instruments, Inc.	5,734,000

		Total Technology	35,223,300

		Total Common Stocks (identified cost $259,314,956)	303,122,900

(2) Repurchase Agreement--24.3%
$97,061,484		GX Clarke & Co., 1.75%, dated 5/31/2002, due 6/3/2002 (at amortized cost)	97,061,484

		Total Investments (identified cost $356,376,440)(3)	$400,184,384

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $356,376,440. The net unrealized appreciation of investments on a federal tax basis amounts to $43,807,944 which is comprised of $51,289,101 appreciation and $7,481,157 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($399,866,071) at May 31, 2002.

(See Notes which are an integral part of the Financial Statements)

Aggressive Growth Fund
Portfolio of Investments

May 31, 2002 (unaudited)

Shares			Value
Common Stocks--77.5%
		Capital Goods--0.7%
		Diversified Manufacturing
10,000		SPX Corp.	$1,375,000

		Commercial Services--4.9%
		Computers Systems
36,000		Investment Technology Group, Inc.	1,310,400
140,000	(1)	SunGuard Data Systems, Inc.	3,936,800

		Total	5,247,200

		Data Processing
80,000	(1)	BISYS Group, Inc.	2,781,600
30,000	(1)	DST Systems, Inc.	1,482,300

		Total	4,263,900

		Total Commercial Services	9,511,100

		Consumer Cyclical--11.0%
		Merchandise General
70,000	(1)	BJ's Wholesale Club, Inc.	3,027,500

		Merchandise/Mass Merchandising
80,000		Ross Stores, Inc.	3,372,800

		Merchandise/Specialty
120,000	(1)	American Eagle Outfitters, Inc.	2,664,000
100,000	(1)	Dollar Tree Stores, Inc.	4,027,000
50,000	(1)	Jones Apparel Group, Inc.	1,993,000
24,000	(1)	Timberland Co., Class A	930,720
280,000	(1)	Tommy Hilfiger Corp.	4,261,600

		Total	13,876,320

		Retail Specialty
40,000	(1)	99 Cents Only Stores	1,226,800

		Total Consumer Cyclical	21,503,420

		Consumer Non- Cyclical--5.5%
		Tobacco
80,000		Philip Morris Cos., Inc.	4,580,000
160,000		UST, Inc.	6,132,800

		Total Consumer Non-Cyclical	10,712,800

		Consumer Services--1.4%
		Restaurants
50,000	(1)	Brinker International, Inc.	1,677,500
30,000	(1)	Outback Steakhouse, Inc.	1,188,900

		Total Consumer Services	2,866,400

		Electronic Technology--6.9%
		Computers-Software/Services
50,000	(1)	Affiliated Computer Services, Inc., Class A	2,782,000
40,000	(1)	Electronic Arts, Inc.	2,560,000

		Total	5,342,000

		Semiconductors
40,000	(1)	Cirrus Logic, Inc.	414,800
60,000	(1)	Fairchild Semiconductor International, Inc., Class A	1,509,000
30,000	(1)	Integrated Device Technology, Inc.	763,200
30,000	(1)	Micrel, Inc.	628,200
75,000	(1)	Microchip Technology, Inc.	2,242,500
100,000	(1)	RF Micro Devices, Inc.	1,641,000
30,000		Semtech Corp.	986,400

		Total	8,185,100

		Total Electronic Technology	13,527,100

		Energy--13.2%
		Oil & Gas-Drill & Equipment
100,000	(1)	BJ Services Co.	3,752,000
40,000		Diamond Offshore Drilling, Inc.	1,349,200
110,000	(1)	Lone Star Technologies, Inc.	2,640,000
40,000	(1)	Nabors Industries, Inc.	1,756,000
48,000	(1)	National-Oilwell, Inc.	1,225,920
44,000	(1)	Noble Drilling Corp.	1,884,080
50,000	(1)	Smith International, Inc.	3,669,000
60,000	(1)	Weatherford International, Inc.	3,021,000

		Total	19,297,200

		Oil-Domestic
80,000		Phillips Petroleum Co.	4,604,000

		Oil-Exploration & Production
64,000	(1)	The Houston Exploration Co.	1,980,800

		Total Energy	25,882,000

		Finance--17.5%
		Insurance-Life/Health
80,000		Torchmark Corp.	3,228,800

		Investment Bankers/Brokers/Services
150,000	(1)	E*Trade Group, Inc.	930,000
100,000		Gallagher (Arthur J.) & Co.	3,525,000
60,000		Legg Mason, Inc.	3,315,600

		Total	7,770,600

		Major Banks
40,000		Banknorth Group, Inc.	1,075,600
70,000		First Tennessee National Corp.	2,726,500
120,000		National Commerce Financial Corp.	3,321,600
120,000		North Fork Bancorp, Inc.	4,717,200
70,000		TCF Financial Corp.	3,588,200
70,000		WestAmerica Bancorporation	3,113,600
40,000		Wilmington Trust Corp.	2,496,800

		Total	21,039,500

		Savings & Loan
30,000		Astoria Financial Corp.	1,046,700
30,000		Golden State Bancorp, Inc.	1,146,300

		Total	2,193,000

		Total Finance	34,231,900

		Healthcare/Drug--5.2%
		Biotechnology
10,000		Beckman Coulter, Inc.	499,500
20,000	(1)	Gilead Sciences, Inc.	713,200
60,000	(1)	Millennium Pharmaceuticals, Inc.	905,400

		Total	2,118,100

		Healthcare-Managed Care
50,000	(1)	First Health Group Corp.	1,373,000

		Healthcare-Specialized Services
60,000	(1)	Lincare Holdings, Inc.	1,780,800
34,000	(1)	Quest Diagnostic, Inc.	2,972,280

		Total	4,753,080

		Major Pharmaceuticals
60,000		Mylan Laboratories, Inc.	1,856,400

		Total Healthcare/Drug	10,100,580

		Metals/Minerals--6.2%
		Gold/Silver Exploration/Production
160,000		Agnico-Eagle Mines, Ltd.	2,680,000
120,000		Barrick Gold Corp.	2,616,000
160,000	(1)	Meridian Gold, Inc.	3,043,200
120,000		Newmont Mining Corp.	3,745,200

		Total Metal/Mineral	12,084,400

		Producer Manufacturing--1.5%
		Building Materials
40,000	(1)	American Standard Cos., Inc.	3,020,000

		Technology--2.8%
		Communication Equipment
40,000	(1)	Cypress Semiconductor Corp.	797,200
48,000		L-3 Communications Holdings, Inc.	3,028,800
70,000	(1)	Lam Research Corp.	1,591,800

		Total Technology	5,417,800

		Utilities--0.7%
		Natural Gas
40,000		Equitable Resources, Inc.	1,440,800

		Total Common Stocks (identified cost $132,483,788)	$151,673,300

Principal Amount			Value
(2) Repurchase Agreement--23.6%
$46,088,987		GX Clarke & Co., 1.75%, dated 5/31/2002, due 6/3/2002 (at amortized cost)	$46,088,987

		Total Investments (identified cost $178,572,775)(3)	$197,762,287

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $178,572,775. The net unrealized appreciation of investments on a federal tax basis amounts to $19,189,512 which is comprised of $22,031,385 appreciation and $2,841,873 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($195,582,459) at May 31, 2002.

See Notes which are an integral part of the Financial Statements

Regions Morgan Keegan Select Funds
Statements of Assets and Liabilities

May 31, 2002 (unaudited)

	Government Money Market Fund	Treasury Money Market Fund	Limited Maturity Government Fund		Fixed Income Fund
Assets:
Investments in securities, at value	$53,853,215	$795,929,105	$140,094,688		$260,610,963
Investments in repurchase agreements	21,030,887	--	6,321,287		6,835,971

Total investments in securities	74,884,102	795,929,105	146,415,975		267,446,934

Cash	--	5,661	557		--
Income receivable	1,023	377,544	1,421,780		3,096,513

Total assets	74,885,125	796,312,310	147,838,312		270,543,447

Liabilities:
Payable for shares redeemed	--	--	17,007		51,145
Income distribution payable	104,022	741,963	483,460		994,247
Payable to Bank	--	--	--		692
Accrued expenses	37,676	433,603	104,484		159,759

Total liabilities	141,698	1,175,566	604,951		1,205,843

Net Assets Consist of:
Paid-in capital	74,743,427	795,149,895	$144,128,307		$261,305,735
Net unrealized appreciation of investments	--	--	2,802,770		9,890,989
Accumulated net realized gain (loss) on investments	--	--	320,825		(1,859,120)
Distribution in Excess of net investment income	--	(13,151)	(18,541)		--

Total Net Assets	$74,743,427	$795,136,744	$147,233,361		$269,337,604

Net Asset Value Per Share:(1)
(net assets shares outstanding)
Class A Shares	$1.00	$1.00	$10.23		$10.78
Class B Shares	--	$1.00	$10.23		$10.78
Class C Shares	--	--	$10.23		$10.78

Offering Price Per Share:
Class A Shares	$1.00	$1.00	$10.71	(2)	$11.29	(2)
Class B Shares	--	$1.00	$10.23		$10.78
Class C Shares	--	--	$10.33	(3)	$10.89	(3)

Redemption Proceeds Per Share:(1)
Class A Shares	$1.00	$1.00	$10.23		$10.78
Class B Shares	--	$1.00	$ 9.72	(4)	$10.24	(4)
Class C Shares	--	--	$10.13	(5)	$10.67	(5)

Net Assets:
Class A Shares	$74,743,427	$672,919,397	$133,042,353		$240,128,056
Class B Shares	--	$122,217,347	$14,190,362		$29,184,212
Class C Shares	--	--	$646		$25,336

Shares Outstanding:
Class A Shares	74,743,427	672,936,237	13,010,806		22,274,878
Class B Shares	--	122,213,658	1,387,751		2,707,240
Class C Shares	--	--	63.13		2,350

Investments, at identified cost	$74,884,102	$795,929,105	$143,613,205		$257,555,945

(1) See "What Do Shares Cost?" in the Prospectus.

(2) Computation of Offering Price Per Share: 100/95.5 of net asset value.

(3) Computation of Offering Price Per Share: 100/99 of net asset value.

(4) Computation of Redemption Proceeds: 95/100 of net asset value.

(5) Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Assets and Liabilities

May 31, 2002 (unaudited)

	Balanced Fund		Value Fund		Growth Fund		Aggressive Growth Fund
Assets:
Investments in securities, at value	$123,189,620		$228,954,740		$303,122,900		$151,673,300
Investments in repurchase agreements	23,199,638		28,368,174		97,061,484		46,088,987

Total investments in securities	146,389,258		257,322,914		400,184,384		197,762,287

Cash	950		880		--		1,285
Income receivable	678,088		662,831		178,390		34,260
Receivable for investments sold	--		2,596,405		--		--
Receivable for shares sold	8,300		8,200		9,625		11,840

Total assets	147,076,596		260,591,230		400,372,399		197,809,672

Liabilities:
Payable for investments purchased	--		1,284,261		--		1,896,998
Payable for shares redeemed	68,872		10,755		75,278		128,677
Payable to Bank	--		--		4,408		--
Accrued expenses	162,828		240,370		426,642		201,538

Total liabilities	231,700		1,535,386		506,328		2,227,213

Net Assets Consist of:
Paid-in capital	$139,133,537		$265,388,241		$438,311,930		$184,092,615
Net unrealized appreciation of investments	10,527,053		19,992,058		43,807,944		19,189,512
Accumulated net realized loss on investments	(3,173,841)		(26,290,061)		(81,558,959)		(7,092,406)
Undistributed (Distributions in Excess of) net investment income	358,147		(34,394)		(694,844)		(607,262)

Total Net Assets	$146,844,896		$259,055,844		$399,866,071		$195,582,459

Net Asset Value Per Share:(1)
(net assets shares outstanding)
Class A Shares	$13.42		$14.20		$14.00		$13.32
Class B Shares	$13.42		$14.21		$13.87		$13.30
Class C Shares	$13.41		$14.19		$13.96		$13.28

Offering Price Per Share:
Class A Shares	$14.20	(2)	$15.03	(2)	$14.81	(2)	$14.10	(2)
Class B Shares	$13.42		$14.21		$13.87		$13.30
Class C Shares	$13.55	(3)	$14.33	(3)	$14.10	(3)	$13.41	(3)

Redemption Proceeds Per Share:(1)
Class A Shares	$13.42		$14.20		$14.00		$13.32
Class B Shares	$12.75	(4)	$13.50	(4)	$13.18	(4)	$12.64	(4)
Class C Shares	$13.28	(5)	$14.05	(5)	$13.82	(5)	$13.15	(5)

Net Assets:
Class A Shares	$101,819,445		$225,930,527		$286,918,035		$132,058,376
Class B Shares	$45,023,447		$33,060,950		$112,906,279		$63,457,416
Class C Shares	$2,004		$64,367		$41,757		$66,667

Shares Outstanding:
Class A Shares	7,585,446		15,905,369		20,500,538		9,912,532
Class B Shares	3,353,944		2,326,219		8,138,473		4,772,385
Class C Shares	149.46		4,536		2,992		5,019

Investments, at identified cost	$135,862,205		$237,330,856		$356,376,440		$178,572,775

(1) See "What Do Shares Cost?" in the Prospectus.

(2) Computation of Offering Price Per Share: 100/94.50 of net asset value.

(3) Computation of Offering Price Per Share: 100/99 of net asset value.

(4) Computation of Redemption Proceeds: 95/100 of net asset value.

(5) Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Operations

May 31, 2002 (unaudited)

	Government Money Market Fund	Treasury Money Market Fund	Limited Maturity Government Fund	Fixed Income Fund
Investment Income:
Interest	$658,118	$7,260,524	$3,462,206	$7,108,300
Expenses:
Investment adviser fee	184,371	1,991,142	500,343	1,009,804
Administrative personnel and services fee	33,186	358,406	64,330	121,176
Custodian fees	8,551	43,596	15,542	26,429
Transfer and dividend disbursing agent fees and expenses	14,802	70,258	41,121	46,459
Directors'/Trustees' fees	2,815	3,973	1,034	1,548
Auditing fees	9,094	10,548	8,654	10,304
Legal fees	2,026	2,380	2,503	2,356
Portfolio accounting fees	11,997	60,114	27,318	38,708
Distribution services fee--Class B Shares	--	241,538	16,076	40,841
Distribution services fee--Class C Shares	--	--	6	15
Shareholder services fees--Class A Shares	91,985	844,610	162,616	302,562
Shareholder services fees--Class B Shares	--	150,961	16,076	34,034
Shareholder services fees--Class C Shares	--	--	1	5
Share registration costs	14,735	796	12,217	13,265
Printing and postage	8,394	34,969	3,978	5,665
Insurance premiums	478	1,602	609	876
Miscellaneous	1,472	797	1,218	603

Total expenses	383,906	3,815,690	873,642	1,654,650

Waivers:
Waiver of investment adviser fee	(138,278)	(995,571)	(142,955)	(336,601)
Waiver of administrative personnel and services fee	(23,968)	--	--	--
Waiver of distribution services fee--Class B Shares	--	(90,577)	--	--
Waiver of shareholder services fee	(91,985)	--	--	--

Total waivers	(254,231)	(1,086,148)	(142,955)	(336,601)

Net expenses	129,675	2,729,542	730,687	1,318,049

Net investment income	528,443	4,530,982	2,731,519	5,790,251

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	--	--	321,111	340,379
Net change in unrealized appreciation (depreciation) of investments	--	--	(1,289,447)	(1,296,079)

Net realized and unrealized loss on investments	--	--	(968,336)	(955,700)

Change in net assets resulting from operations	$528,443	$4,530,982	$1,763,183	$4,834,551

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Operations

May 31, 2002 (unaudited)

	Balanced Fund	Value Fund	Growth Fund	Aggressive Growth Fund
Investment Income:
Interest	$1,669,256	$155,118	$593,089	$246,880
Dividends	529,907 (1)	2,504,842 (2)	1,605,756 (3)	496,060 (4)

Total income	2,199,163	2,659,960	2,198,845	742,940

Expenses:
Investment adviser fee	596,137	1,001,905	1,713,424	729,491
Administrative personnel and services fee	67,065	112,714	192,760	87,539
Custodian fees	16,150	25,019	34,393	20,697
Transfer and dividend disbursing agent fees and expenses	76,496	71,643	209,888	103,092
Directors'/Trustees' fees	1,041	1,993	2,894	1,502
Auditing fees	9,089	9,583	8,775	9,058
Legal fees	2,196	2,205	2,358	1,786
Portfolio accounting fees	28,202	37,566	60,315	30,905
Distribution services fee--Class B Shares	76,692	48,671	186,001	91,272
Distribution services fee--Class C Shares	8	131	80	150
Shareholder services fees--Class A Shares	122,380	272,492	380,418	167,054
Shareholder services fees--Class B Shares	63,910	40,559	155,001	76,060
Shareholder services fees--Class C Shares	3	44	27	50
Share registration costs	12,818	13,185	12,941	14,991
Printing and postage	14,756	9,631	52,946	16,141
Insurance premiums	710	882	1,287	780
Miscellaneous	1,156	1,007	2,246	830

Total expenses	1,088,809	1,649,230	3,015,754	1,351,398

Waiver:
Waiver of investment adviser fee	(37,259)	(62,619)	(107,089)	--

Total waivers	(37,259)	(62,619)	(107,089)	--

Net expenses	1,051,550	1,586,611	2,908,665	1,351,398

Net investment income (Net operating loss)	1,147,613	1,073,349	(709,820)	(608,458)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(3,006,484)	(7,168,597)	(11,325,510)	(4,003,999)
Net change in unrealized appreciation (depreciation) of investments	(1,244,228)	12,002,312	(25,168,710)	24,988

Net realized and unrealized gain (loss) on investments	(4,250,712)	4,833,715	(36,494,220)	(3,979,011)

Change in net assets resulting from operations	$(3,103,099)	$5,907,064	$(37,204,040)	$(4,587,469)

(1) Net of foreign taxes withheld of $1,155.

(2) Net of foreign taxes withheld of $4,268.

(3) Net of foreign taxes withheld of $3,300.

(4) Net of foreign taxes withheld of $2,100.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Changes in Net Assets

	Government Money Market Fund	Treasury Money Market Fund
	Period Ended (unaudited) May 31, 2002(1)	Six Months Ended (unaudited) May 31, 2002	Year Ended November 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$528,443	$4,530,982	$27,993,157

Change in net assets resulting from operations	528,443	4,530,982	27,993,157

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(528,443)	(3,993,420)	(22,419,813)
Class B Shares	--	(550,713)	(5,573,344)
Class C Shares	--	--	--

Change in net assets resulting from distributions to shareholders	(528,443)	(4,544,133)	(27,993,157)

Share Transactions--
Proceeds from sales of shares	125,563,368	513,248,181	1,082,035,630
Net asset value of shares issued to shareholders in payment of dividends declared	--	833,197	6,890,235
Cost of shares redeemed	(50,819,941)	(523,035,552)	(946,916,276)

Change in net assets resulting from share transactions	74,743,427	(8,954,174)	142,009,589

Change in net assets	74,743,427	(8,967,325)	142,009,589
Net Assets:
Beginning of period	--	804,104,069	662,094,480

End of period	$74,743,427	$795,136,744	$804,104,069

Undistributed (distributions in excess of) net investment income included in net assets at end of period	--	$(13,151)	--

(1) Reflects operations for the period from December 3, 2001 (date of initial public investment) to May 31, 2002.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Changes in Net Assets

	Limited Maturity Government Fund		Fixed Income Fund

	Six Months Ended (unaudited) May 31, 2002	Year Ended November 30, 2001	Six Months Ended (unaudited) May 31, 2002	Year Ended November 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,731,519	$6,057,519	$5,790,251	$13,733,644
Net realized gain on investments	321,111	1,139,527	340,379	3,413,819
Net change in unrealized appreciation (depreciation) of investments	(1,289,447)	3,101,704	(1,296,079)	10,356,434

Change in net assets resulting from operations	1,763,183	10,298,750	4,834,551	27,503,897

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(2,663,750)	(3,698,467)	(5,242,361)	(10,668,873)
Class B Shares	(247,132)	(2,395,518)	(547,818)	(3,074,078)
Class C Shares	(29)	--	(72)	--
Distributions from net realized gain on investment transactions:
Class A Shares	(84,876)	--	--	--
Class B Shares	(7,124)	--	--	--
Class C Shares	(4)	--	--	--

Change in net assets resulting from distributions to shareholders	(3,002,915)	(6,093,985)	(5,790,251)	(13,742,951)

Share Transactions--
Proceeds from sales of shares	34,791,154	93,972,462	37,182,985	100,634,630
Net asset value of shares issued to shareholders in payment of dividends declared	1,062,894	2,035,452	1,632,114	2,777,263
Cost of shares redeemed	(27,818,488)	(73,926,159)	(44,121,490)	(101,107,421)

Change in net assets resulting from share transactions	8,035,560	22,081,755	(5,306,391)	2,304,472

Change in net assets	6,795,828	26,286,520	(6,262,091)	16,065,418
Net Assets:
Beginning of period	140,437,533	114,151,013	275,599,695	259,534,277

End of period	$147,233,361	$140,437,533	$269,337,604	$275,599,695

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(18,541)	$50,000	$--	--

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Changes in Net Assets

	Balanced Fund		Value Fund

	Six Months Ended (unaudited) May 31, 2002	Year Ended November 30, 2001	Six Months Ended (unaudited) May 31, 2002	Year Ended November 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$1,147,613	$3,811,447	$1,073,349	$3,512,473
Net realized gain (loss) on investments	(3,006,484)	2,594,185	(7,168,597)	(4,238,124)
Net change in unrealized appreciation (depreciation) of investments	(1,244,228)	(11,445,784)	12,002,312	(18,969,057)

Change in net assets resulting from operations	(3,103,099)	(5,040,152)	5,907,064	(19,694,708)

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(850,564)	(296,147)	(1,124,229)	(2,814,484)
Class B Shares	(314,296)	(3,624,558)	(85,446)	(942,910)
Class C Shares	(6)	--	(105)	--
Distributions from net realized gain on investment transactions:
Class A Shares	(1,707,094)	(93,077)	--	--
Class B Shares	(1,054,448)	(1,201,541)	--	--

Change in net assets resulting from distributions to shareholders	(3,926,408)	(5,215,323)	(1,209,780)	(3,757,394)

Share Transactions--
Proceeds from sales of shares	22,938,212	108,330,603	28,410,150	87,738,323
Net asset value of shares issued to shareholders in payment of dividends declared	3,806,962	4,717,496	691,621	1,546,225
Cost of shares redeemed	(23,936,951)	(121,280,719)	(20,572,934)	(85,643,016)

Change in net assets resulting from share transactions	2,808,223	(8,232,620)	8,528,837	3,641,532

Change in net assets	(4,221,284)	(18,488,095)	13,226,121	(19,810,570)
Net Assets:
Beginning of period	151,066,180	169,554,275	245,829,723	265,640,293

End of period	$146,844,896	$151,066,180	$259,055,844	$245,829,723

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$358,147	$375,400	$(34,394)	$102,037

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Changes in Net Assets

	Growth Fund		Aggressive Growth Fund

	Six Months Ended (unaudited) May 31, 2002	Year Ended November 30, 2001	Six Months Ended (unaudited) May 31, 2002	Year Ended November 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$(709,820)	$(1,093,311)	$(608,458)	$264,010
Net realized loss on investments	(11,325,510)	(70,204,918)	(4,003,999)	(3,049,409)
Net change in unrealized appreciation (depreciation) of investments	(25,168,710)	(62,996,074)	24,988	9,479,560

Change in net assets resulting from operations	(37,204,040)	(134,294,303)	(4,587,469)	6,694,161

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	--	--	(254,929)	(576,131)
Class B Shares	--	--	--	(496,617)
Distributions from net realized gain on investment transactions:
Class A Shares	--	(12,620,475)	--	(22,444,794)
Class B Shares	--	(13,845,175)	--	(18,919,044)

Change in net assets resulting from distributions to shareholders	--	(26,465,650)	(254,929)	(42,436,586)

Share Transactions--
Proceeds from sales of shares	46,478,596	174,149,450	39,807,830	141,948,417
Net asset value of shares issued to shareholders in payment of dividends declared	--	11,828,496	160,985	16,791,339
Cost of shares redeemed	(54,986,315)	(195,769,920)	(32,171,112)	(114,631,072)

Change in net assets resulting from share transactions	(8,507,719)	(9,791,974)	7,797,703	44,108,684

Change in net assets	(45,711,759)	(170,551,927)	2,955,305	8,366,259
Net Assets:
Beginning of period	445,577,830	616,129,757	192,627,154	184,260,895

End of period	$399,866,071	$445,577,830	$195,582,459	$192,627,154

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(694,844)	$14,976	$(607,262)	$256,125

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds--
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments		Total from investment operations	Distribution from net investment income	Distributions from net realized gain on investment transactions	Distributions in excess of net investment income
Government Money Market Fund -- Class A Shares
2002(1)	$1.00	0.01		--		0.01	(0.01)	--	--
Treasury Money Market Fund -- Class A Shares
1997	$1.00	0.05		--		0.05	(0.05)	--	--
1998	$1.00	0.05		--		0.05	(0.05)	--	--
1999	$1.00	0.04		--		0.04	(0.04)	--	--
2000	$1.00	0.05		--		0.05	(0.05)	--	--
2001	$1.00	0.04		--		0.04	(0.04)	--	--
2002(2)	$1.00	0.01		--		0.01	(0.01)	--	--
Treasury Money Market Fund -- Class B Shares
1997	$1.00	0.04		--		0.04	(0.04)	--	--
1998	$1.00	0.04		--		0.04	(0.04)	--	--
1999	$1.00	0.04		--		0.04	(0.04)	--	--
2000	$1.00	0.05		--		0.05	(0.05)	--	--
2001	$1.00	0.04		--		0.04	(0.04)	--	--
2002(2)	$1.00	0.01		--		0.01	(0.01)	--	--
Limited Maturity Government Fund -- Class A Shares
1998(3)	$9.96	0.25		0.11		0.36	(0.25)	--	--
1999	$10.07	0.46		(0.20)		0.26	(0.46)	(0.01)	--
2000	$9.86	0.53		0.10		0.63	(0.52)	--	--
2001	$9.97	0.50		0.35		0.85	(0.50)	--	--
2002(2)	$10.32	0.22	(4)	(0.09	) (4)	0.13	(0.21)	(0.01)	--
Limited Maturity Government Fund -- Class B Shares
1997	$9.96	0.49		(0.02)		0.47	(0.49)	--	--
1998	$9.94	0.46		0.13		0.59	(0.46)	--	--
1999	$10.07	0.45		(0.21)		0.24	(0.44)	(0.01)	--
2000	$9.86	0.48		0.13		0.61	(0.50)	--	--
2001	$9.97	0.50		0.33		0.83	(0.48)	--	--
2002(2)	$10.32	0.21	(4)	(0.09	) (4)	0.12	(0.20)	(0.01)	--
Limited Maturity Government Fund -- Class C Shares
2002(5)	$10.28	0.18	(4)	(0.05	) (4)	0.13	(0.17)	(0.01)	--
Fixed Income Fund -- Class A Shares
1994	$10.67	0.54		(1.01)		(0.47)	(0.53)	(0.20)	(0.01	)(6)
1995(7)	$9.46	0.09		0.11		0.20	(0.09)	--	--
1998(3)	$10.39	0.28		0.22		0.50	(0.28)	--	--
1999	$10.61	0.53		(0.51)		0.02	(0.53)	--	--
2000	$10.10	0.59		0.17		0.76	(0.59)	--	--
2001	$10.27	0.55		0.55		1.10	(0.55)	--	--
2002(2)	$10.82	0.23		(0.04)		0.19	(0.23)	--	--
Fixed Income Fund -- Class B Shares
1997	$10.36	0.58		0.02		0.60	(0.59)	--	--
1998	$10.37	0.53		0.24		0.77	(0.53)	--	--
1999	$10.61	0.51		(0.51)		--	(0.51)	--	--
2000	$10.10	0.56		0.17		0.73	(0.56)	--	--
2001	$10.27	0.52		0.55		1.07	(0.52)	--	--
2002(2)	$10.82	0.22		(0.04)		0.18	(0.22)	--	--
Fixed Income Fund -- Class C Shares
2002(8)	$10.82	0.19		(0.04)		0.15	(0.19)	--	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Reflects operations for the period from December 3, 2001 (date of initial public investment) to May 31, 2002.

(2) For the six months period ended May 31, 2002 (unaudited).

(3) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(4) Effective December 1, 2001, the Limited Maturity Government Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the six-months ended May 31, 2002 was as follows:

Increase (Decrease)	Net Investment Income per Share	Net Realized Unrealized Gain per Share	Ratio of Net Investment Income to Average Net Assets
Class A	$(0.02)	$0.02	(0.26)
Class B	(0.05)	0.05	(0.26)
Class C	--	--	--

Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(9)	Expenses		Net investment income		Expenses waiver/ reimbursement(10)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.01)	$1.00	0.70%	0.35%	(11)	1.43%	(11)	0.69%	(11)	$74,743	--

(0.05)	$1.00	4.81%	0.52%		4.71%		0.25%		$166,035	--
(0.05)	$1.00	4.71%	0.47%		4.57%		0.25%		$524,592	--
(0.04)	$1.00	4.21%	0.44%		4.12%		0.25%		$493,350	--
(0.05)	$1.00	5.50%	0.42%		5.37%		0.25%		$536,668	--
(0.04)	$1.00	3.99%	0.42%		3.86%		0.25%		$689,884	--
(0.01)	$1.00	0.59%	0.65%	(11)	1.18%	(11)	0.25%	(11)	$672,919	--

(0.04)	$1.00	4.39%	0.92%		4.31%		0.25%		$45,960	--
(0.04)	$1.00	4.30%	0.87%		4.17%		0.25%		$89,673	--
(0.04)	$1.00	3.94%	0.70%		3.89%		0.39%		$119,898	--
(0.05)	$1.00	5.24%	0.67%		5.13%		0.65%		$125,427	--
(0.04)	$1.00	3.73%	0.67%		3.64%		0.25%		$114,220	--
(0.01)	$1.00	0.46%	0.90%	(11)	0.92%	(11)	0.40%	(11)	$122,217	--

(0.25)	$10.07	3.59%	1.04%	(11)	4.73%	(11)	--		$55,627	69%
(0.47)	$9.86	2.64%	0.82%		4.66%		0.19%		$66,678	22%
(0.52)	$9.97	6.62%	0.79%		5.35%		0.20%		$68,949	70%
(0.50)	$10.32	8.74%	0.79%		4.97%		0.20%		$126,065	54%
(0.22)	$10.23	1.28%	1.00%	(11)	4.10%	(4,11)	0.20%	(11)	$133,042	46%

(0.49)	$9.94	4.81%	0.99%		4.91%		--		$79,621	40%
(0.46)	$10.07	6.05%	1.12%		4.65%		--		$33,456	69%
(0.45)	$9.86	2.39%	1.07%		4.41%		0.19%		$46,679	22%
(0.50)	$9.97	6.36%	1.04%		5.09%		0.20%		$45,202	70%
(0.48)	$10.32	8.47%	1.04%		4.72%		0.20%		$14,372	54%
(0.21)	$10.23	1.15%	1.25%	(11)	3.84%	(4,11)	0.20%	(11)	$14,190	46%

(0.18)	$10.23	1.27%	1.58%	(11)	3.84%	(4,11)	0.13%	(11)	$1	46%

(0.74)	$9.46	(4.55)%	0.79%		5.44%		0.25%		$153,289	24%
(0.09)	$9.57	2.11%	0.82%	(11)	5.79%	(11)	0.25%	(11)	--	--
(0.28)	$10.61	4.87%	0.97%	(11)	5.19%	(11)	--		$193,351	64%
(0.53)	$10.10	0.24%	0.73%		5.18%		0.23%		$215,281	18%
(0.59)	$10.27	7.78%	0.71%		5.84%		0.25%		$205,169	45%
(0.55)	$10.82	10.91%	0.71%		5.16%		0.25%		$241,393	51%
(0.23)	$10.78	1.80%	0.95%	(11)	4.33%	(11)	0.25%	(11)	$240,128	30%

(0.59)	$10.37	5.99%	0.97%		5.73%		--		$184,064	37%
(0.53)	$10.61	7.60%	0.99%		5.17%		--		$23,992	64%
(0.51)	$10.10	(0.01)%	0.98%		4.95%		0.23%		$48,641	18%
(0.56)	$10.27	7.51%	0.96%		5.60%		0.25%		$54,365	45%
(0.52)	$10.82	10.64%	0.96%		4.89%		0.25%		$34,206	51%
(0.22)	$10.78	1.65%	1.25%	(11)	4.03%	(11)	0.25%	(11)	$29,184	30%

(0.19)	$10.78	1.40%	1.69%	(11)	3.86%	(11)	0.25%	(11)	$25	30%

(5) Reflects operations for the period from December 14, 2001 (date of initial public investment) to May 31, 2002.

(6) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

(7) Reflects operations for the two months period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(8) Reflects operations for the period from December 3, 2001 (date of initial public investment) to May 31, 2002.

(9) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(10) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(11) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds--
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distribution from net investment income	Distributions from net realized gain on investment transactions
Balanced Fund -- Class A Shares
1998(1)	$14.52	0.19	0.80	0.99	(0.19)	--
1999	$15.32	0.38	1.12	1.50	(0.36)	(0.49)
2000	$15.97	0.41	(0.59)	(0.18)	(0.41)	(0.45)
2001	$14.93	0.36	(0.73)	(0.37)	(0.38)	(0.11)
2002(2)	$14.07	0.12	(0.39)	(0.27)	(0.12)	(0.26)
Balanced Fund -- Class B Shares
1997	$12.51	0.36	1.60	1.96	(0.37)	(0.31)
1998	$13.79	0.35	1.96	2.31	(0.37)	(0.41)
1999	$15.32	0.33	1.12	1.45	(0.32)	(0.49)
2000	$15.96	0.37	(0.59)	(0.22)	(0.37)	(0.45)
2001	$14.92	0.39	(0.80)	(0.41)	(0.34)	(0.11)
2002(2)	$14.06	0.10	(0.40)	(0.30)	(0.08)	(0.26)
Balanced Fund -- Class C Shares
2002(3)	$13.71	0.04	(0.30)	(0.26)	(0.04)	--
Value Fund -- Class A Shares
1998(1)	$17.31	0.10	(0.02)	0.08	(0.11)	--
1999	$17.28	0.18	0.73	0.91	(0.17)	(2.09)
2000	$15.93	0.16	(0.17)	(0.01)	(0.16)	(0.54)
2001	$15.22	0.21	(1.27)	(1.06)	(0.22)	--
2002(2)	$13.94	0.06	0.27	0.33	(0.07)	--
Value Fund -- Class B Shares
1997	$13.89	0.22	2.94	3.16	(0.21)	(0.66)
1998	$16.18	0.22	1.50	1.72	(0.21)	(0.42)
1999	$17.27	0.09	0.78	0.87	(0.13)	(2.09)
2000	$15.92	0.13	(0.17)	(0.04)	(0.13)	(0.54)
2001	$15.21	0.24	(1.33)	(1.09)	(0.18)	--
2002(2)	$13.94	0.04	0.27	0.31	(0.04)	--
Value Fund -- Class C Shares
2002(4)	$13.41	0.01	0.79	0.80	(0.02)	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(2) For the six months period ended May 31, 2002 (unaudited).

(3) Reflects operations for the period from January 14, 2002 (date of initial public investment) to May 31, 2002.

(4) Reflects operations for the period from February 21, 2002 (date of initial public investment) to May 31, 2002.

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(5)	Expenses		Net investment income		Expenses waiver/ reimbursement(6)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.19)	$15.32	6.89%	1.11%	(7)	2.56	%(7)	--		$10,409	31%
(0.85)	$15.97	10.14%	1.04%		2.42%		0.05%		$15,868	23%
(0.86)	$14.93	(1.30)%	1.01%		2.64%		0.05%		$12,135	41%
(0.49)	$14.07	(2.42)%	1.07%		2.57%		0.05%		$92,980	70%
(0.38)	$13.42	(1.99)%	1.32%	(7)	1.67	%(7)	0.05	%(7)	$101,819	51%

(0.68)	$13.79	16.34%	1.11%		2.73%		--		$83,073	34%
(0.78)	$15.32	17.49%	1.25%		2.42%		--		$112,260	31%
(0.81)	$15.96	9.82%	1.29%		2.17%		0.05%		$167,037	23%
(0.82)	$14.92	(1.54)%	1.26%		2.39%		0.05%		$157,419	41%
(0.45)	$14.06	(2.68)%	1.31%		2.32%		0.05%		$58,086	70%
(0.34)	$13.42	(2.18)%	1.58%	(7)	1.28	%(7)	0.05	%(7)	$45,023	51%

(0.04)	$13.41	(1.89)%	1.94%	(7)	1.45	%(7)	0.05	%(7)	$2	51%

(0.11)	$17.28	0.50%	1.06%	(7)	1.29	%(7)	--		$157,990	63%
(2.26)	$15.93	5.76%	0.97%		1.02%		0.05%		$205,198	69%
(0.70)	$15.22	0.00%	0.96%		1.08%		0.05%		$192,426	41%
(0.22)	$13.94	(6.96)%	0.98%		1.41%		0.05%		$214,667	128%
(0.07)	$14.20	2.39%	1.23%	(7)	0.90	%(7)	0.05	%(7)	$225,931	73%

(0.87)	$16.18	24.08%	1.04%		1.50%		--		$152,531	31%
(0.63)	$17.27	11.00%	1.11%		1.24%		--		$47,815	63%
(2.22)	$15.92	5.51%	1.22%		0.77%		0.05%		$77,325	69%
(0.67)	$15.21	(0.25)%	1.21%		0.83%		0.05%		$73,215	41%
(0.18)	$13.94	(7.15)%	1.23%		1.16%		0.05%		$31,163	128%
(0.04)	$14.21	2.21%	1.51%	(7)	0.57	%(7)	0.05	%(7)	$33,061	73%

(0.02)	$14.19	5.99%	1.98%	(7)	0.32	%(7)	0.05	%(7)	$64	73%

(5) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(6) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(7) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds--
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distribution from net investment income	Distributions from net realized gain on investment transactions
Growth Fund -- Class A Shares
1994	$10.51	0.25	(0.10)	0.15	(0.23)	(0.07)
1995(1)	$10.36	0.08	0.02	0.10	(0.08)	(0.33)
1998(2)	$17.81	0.02	2.27	2.29	(0.02)	--
1999	$20.08	0.03	5.18	5.21	(0.01)	(1.73)
2000	$23.55	(0.07)	(2.68)	(2.75)	--	(0.42)
2001	$20.38	(0.03)	(4.20)	(4.23)	--	(0.88)
2002(3)	$15.27	(0.02)	(1.25)	(1.27)	--	--
Growth Fund -- Class B Shares
1997	$14.64	0.07	3.01	3.08	(0.07)	(0.76)
1998	$16.89	0.02	5.00	5.02	(0.03)	(1.80)
1999	$20.08	(0.03)	5.17	5.14	--	(1.73)
2000	$23.49	(0.12)	(2.66)	(2.78)	--	(0.42)
2001	$20.29	(0.13)	(4.12)	(4.25)	--	(0.88)
2002(3)	$15.16	(0.06)	(1.23)	(1.29)	--	--
Growth Fund -- Class C Shares
2002(4)	$15.58	(0.04)	(1.58)	(1.62)	--	--
Aggressive Growth Fund -- Class A Shares
2000(5)	$17.62	0.08	(0.69)	(0.61)	--	--
2001	$17.01	0.03	0.64	0.67	(0.10)	(3.92)
2002(3)	$13.66	(0.04)	(0.28)	(0.32)	(0.02)	--
Aggressive Growth Fund -- Class B Shares
1999(6)	$10.00	--	3.20	3.20	--	(0.62)
2000	$12.58	0.13	4.64	4.77	--	(0.34)
2001	$17.01	0.02	0.63	0.65	(0.10)	(3.92)
2002(3)	$13.64	(0.07)	(0.27)	(0.34)	--	--
Aggressive Growth Fund -- Class C Shares
2002(4)	$13.87	(0.05)	(0.54)	(0.59)	--	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Reflects operations for the two months period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(2) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(3) For the six months period ended May 31, 2002 (unaudited).

(4) Reflects operations for the period from January 7, 2002 (date of initial public investment) to May 31, 2002.

(5) Reflects operations for the period from July 10, 2000 (date of initial public investment) to November 30, 2000.

(6) Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(7)	Expenses		Net investment income (net operating loss)		Expenses waiver/ reimbursement(8)		Net Assets, end of period (000 omitted)		Portfolio turnover

(0.30)	$10.36	1.42%	0.79%		2.32%		0.30%			$143,876	66%
(0.41)	$10.05	1.00%	0.83%	(9)	2.76	%(9)	0.30%	(9)		--	--
(0.02)	$20.08	12.85%	1.00%	(9)	0.22	%(9)	--			$246,613	41%
(1.74)	$23.55	27.42%	0.94%		0.05%		0.05%			$376,940	20%
(0.42)	$20.38	(11.97)%	0.92%		(0.28)%		0.05%			$294,824	37%
(0.88)	$15.27	(21.59)%	1.02%		(0.09)%		0.05%			$306,923	47%
--	$14.00	(8.32)%	1.28%	(9)	(0.24	)%(9)	0.05%	(9)		$286,918	64%

(0.83)	$16.89	22.37%	1.01%		0.45%		--			$275,006	40%
(1.83)	$20.08	33.81%	1.08%		0.12%		--			$140,922	41%
(1.73)	$23.49	27.07%	1.19%		(0.20)%		0.05%			$320,921	20%
(0.42)	$20.29	(12.13)%	1.17%		(0.53)%		0.05%			$321,305	37%
(0.88)	$15.16	(21.79)%	1.27%		(0.34)%		0.05%			$138,655	47%
--	$13.87	(8.51)%	1.56%	(9)	(0.54	)%(9)	0.05%	(9)		$112,906	64%

--	$13.96	(10.40)%	2.05%	(9)	(1.01	)%(9)	0.05%	(9)		$42	64%

--	$17.01	(3.46)%	0.98%	(9)	1.07	%(9)	--			$101,056	118%
(4.02)	$13.66	3.91%	1.07%		0.24%		--			$144,726	81%
(0.02)	$13.32	(2.32)%	1.30%	(9)	(0.53	)%(9)	--			$132,058	61%

(0.62)	$12.58	33.17%	1.19%	(9)	(0.11	)%(9)	--			$95,992	64%
(0.34)	$17.01	38.66%	0.98%		0.55	%(9)	--			$83,204	118%
(4.02)	$13.64	3.76%	1.24%		0.05%		--			$47,901	81%
--	$13.30	(2.49)%	1.60%	(9)	(0.83	)%(9)	--			$63,457	61%
									$
--	$13.28	(4.25)%	1.58%	(9)	(1.33	)%(9)	--			$67	61%

(7) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(8) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(9) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Combined Notes to Financial Statements

May 31, 2002 (unaudited)

(1) Organization

Regions Morgan Keegan Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of eight portfolios (individually referred to as the "Fund", or collectively as the "Funds") at May 31, 2002, which are presented herein:

Portfolio Name	Investment Objective
Regions Morgan Keegan Select Government Money Market Fund ("Government Money Market Fund")	Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio of short-term U.S. Treasury and government agency securities.

Regions Morgan Keegan Select Treasury Money Market Fund ("Treasury Money Market Fund")	Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio of short-term U.S. treasury obligations.

Regions Morgan Keegan Select Limited Maturity Government Fund ("Limited Maturity Government Fund")	Current income. The Fund pursues its objective by investing in a diversified portfolio consisting primarily of securities which are guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

Regions Morgan Keegan Select Fixed Income Fund ("Fixed Income Fund")	Current income with a secondary objective of capital appreciation. The Fund pursues its objective by investing only in high grade debt securities.

Regions Morgan Keegan Select Balanced Fund ("Balanced Fund")	Total return through capital appreciation, dividends, and interest. The Fund pursues its objective by investing primarily in a diversified portfolio of common and preferred stocks, fixed-income securities, and convertible securities.

Regions Morgan Keegan Select Value Fund ("Value Fund")	Income growth and capital. The Fund pursues its objective by investing primarily in common and preferred stocks of companies that are deemed to be undervalued, out of favor and are currently underestimated by the investment community.

Regions Morgan Keegan Select Growth Fund ("Growth Fund")	Growth of capital and income. The Fund pursues its objective by investing principally in a diversified portfolio of common stocks of companies with market capitalizations of $5 billion or more that are expected to achieve above-average growth in earnings.

Regions Morgan Keegan Select Aggressive Growth Fund ("Aggressive Growth Fund")	Long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of companies with small to medium-sized market capitalizations of $10 billion or less.

The Funds with fluctuating net asset values offer three classes of Shares: Class A Shares, Class B Shares and Class C Shares. Class B Shares and Class C Shares are identical in all respects to Class A Shares, except the Class B Shares and Class C Shares impose a contingent deferred sales charge (and impose different, or in the case or Class B Shares, no front-end sales charge) and are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act. The Treasury Money Market Fund offers Class A Shares and Class B Shares. The Government Money Market Fund offers only Class A Shares. The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with GAAP.

Investment Valuations -- U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Government Money Market Fund and the Treasury Money Market Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees ("Trustees").

Repurchase Agreements -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions -- Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any are recorded at fair value. The Funds offer multiple classes of shares, which may differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective December 1, 2001, the Limited Maturity Government Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and accretes discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001		For the Six Months Ended 5/31/2002
	Cost of Investment	Distributions in Excess of Net Investment Income	Net Investment Income	Net Unrealized Depreciation	Net Realized Gain
Increase (Decrease)	$(110,851)	$110,851	$(179,927)	$(9,944)	$189,871

Federal Taxes -- It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At November 30, 2001, Fixed Income Fund, Value Fund, Growth Fund and Aggressive Growth Fund, for federal tax purposes, had capital loss carryforwards of $2,199,500, $19,121,364, $67,921,401 and $3,036,764, respectively, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Pursuant to the Code, such capital loss carryforwards will expire as follow:

Fund	Expiring in 2008	Expiring in 2009
Fixed Income Fund	$2,199,500	--
Value Fund	$14,840,154	$4,281,210
Growth Fund	--	$67,921,401
Aggressive Growth Fund	--	$3,036,764

When-Issued and Delayed Delivery Transactions -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other -- Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund Shares were as follows:

Government Money Market Fund (1)
Class A Shares	Period Ended May 31, 2002
Shares sold	125,563,368
Shares issued to shareholders in payment of distributions declared	--
Shares redeemed	(50,819,941)

Net change resulting from Class A Share transactions	74,743,427

	Treasury Money Market Fund
Class A Shares	Six Months Ended May 31, 2002	Year Ended November 30, 2001
Shares sold	425,047,018	778,266,884
Shares issued to shareholders in payment of distributions declared	412,481	2,666,858
Shares redeemed	(442,407,405)	(627,717,566)

Net change resulting from Class A Share transactions	(16,947,906)	153,216,176

	Treasury Money Market Fund
Class B Shares	Six Months Ended May 31, 2002	Year Ended November 30, 2001
Shares sold	88,201,163	303,768,746
Shares issued to shareholders in payment of distributions declared	420,716	4,223,377
Shares redeemed	(80,628,147)	(319,198,710)

Net change resulting from Class B Share transactions	7,993,732	(11,206,587)

Net change resulting from Fund Share transactions	(8,954,174)	142,009,589

	Limited Maturity Government Fund
	Six Months Ended May 31, 2002		Year Ended November 30, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,855,170	$29,230,253	7,098,573	$72,885,743
Shares issued to shareholders in payment of distributions declared	92,062	941,376	36,170	372,025
Shares redeemed	(2,155,946)	(22,037,147)	(1,833,116)	(18,628,545)

Net change resulting from Class A Share transactions	791,286	$8,134,482	5,301,627	$54,629,223

	Limited Maturity Government Fund
	Six Months Ended May 31, 2002		Year Ended November 30, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	543,416	$5,554,256	2,068,017	$21,086,719
Shares issued to shareholders in payment of distributions declared	11,881	121,512	162,995	1,663,427
Shares redeemed	(560,899)	(5,775,329)	(5,372,893)	(55,297,614)

Net change resulting from Class B Share transactions	(5,602)	$(99,561)	(3,141,881)	$(32,547,468)

Net change resulting from Fund Share transactions	--	--	2,159,746	$22,081,755

	Limited Maturity Government Fund
	Period Ended May 31, 2002 (2)
Class C Shares	Shares	Dollars
Shares sold	646	$6,645
Shares issued to shareholders in payment of distributions declared	1	6
Shares redeemed	(584)	(6,012)

Net change resulting from Class C Share transactions	63	$639

Net change resulting from Fund Share transactions	785,747	$8,035,560

	Fixed Income Fund
	Six Months Ended May 31, 2002		Year Ended November 30, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,742,425	$29,448,017	6,343,987	$67,892,854
Shares issued to shareholders in payment of distributions declared	124,996	1,337,892	115,633	1,244,440
Shares redeemed	(2,912,530)	(31,149,511)	(4,108,212)	(43,541,267)

Net change resulting from Class A Share transactions	(45,109)	$(363,602)	2,351,408	$25,596,027

	Fixed Income Fund
	Six Months Ended May 31, 2002		Year Ended November 30, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	720,452	$7,705,817	3,084,201	$32,741,776
Shares issued to shareholders in payment of distributions declared	27,486	294,222	143,908	1,532,823
Shares redeemed	(1,203,552)	(12,967,934)	(5,356,539)	(57,566,154)

Net change resulting from Class B Share transactions	(455,614)	$(4,967,895)	(2,128,430)	$(23,291,555)

Net change resulting from Fund Share transactions	--	--	222,978	$2,304,472

	Fixed Income Fund
	Period Ended May 31, 2002 (3)
Class C Shares	Shares	Dollars
Shares sold	2,723	$29,151
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	(373)	(4,045)

Net change resulting from Class C Share transactions	2,350	$25,106

Net change resulting from Fund Share transactions	(498,373)	$(5,306,391)

	Balanced Fund
	Six Months Ended May 31, 2002		Year Ended November 30, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,396,368	$19,092,153	5,978,575	$84,135,952
Shares issued to shareholders in payment of distributions declared	183,195	2,497,739	8,767	120,080
Shares redeemed	(602,805)	(8,179,127)	(191,357)	(2,735,856)

Net change resulting from Class A Share transactions	976,758	$13,410,765	5,795,985	$81,520,176

	Balanced Fund
	Six Months Ended May 31, 2002		Year Ended November 30, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	278,051	$3,809,028	1,675,614	$24,194,651
Shares issued to shareholders in payment of distributions declared	95,922	1,309,216	325,466	4,597,416
Shares redeemed	(1,152,772)	(15,722,745)	(8,417,518)	(118,544,863)

Net change resulting from Class B Share transactions	(778,799)	$(10,604,501)	(6,416,438)	$(89,752,796)

Net change resulting from Fund Share transactions	--	--	(620,453)	$(8,232,620)

	Balanced Fund
	Period Ended May 31, 2002 (4)
Class C Shares	Shares	Dollars
Shares sold	2,763	$37,031
Shares issued to shareholders in payment of distributions declared	1	7
Shares redeemed	(2,614)	(35,079)

Net change resulting from Class C Share transactions	150	$1,959

Net change resulting from Fund Share transactions	198,109	$2,808,223

	Value Fund
	Six Months Ended May 31, 2002		Year Ended November 30, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,615,667	$22,865,321	4,606,333	$66,101,535
Shares issued to shareholders in payment of distributions declared	44,658	623,449	60,067	822,018
Shares redeemed	(1,151,605)	(16,341,511)	(1,913,712)	(28,126,580)

Net change resulting from Class A Share transactions	508,720	$7,147,259	2,752,688	$38,796,973

	Value Fund
	Six Months Ended May 31, 2002		Year Ended November 30, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	386,542	$5,484,679	1,453,230	$21,636,788
Shares issued to shareholders in payment of distributions declared	4,889	68,172	51,457	724,207
Shares redeemed	(301,534)	(4,231,423)	(4,082,317)	(57,516,436)

Net change resulting from Class B Share transactions	89,897	$1,321,428	(2,577,630)	$(35,155,441)

Net change resulting from Fund Share transactions	--	--	175,058	$3,641,532

	Value Fund
	Period Ended May 31, 2002 (5)
Class C Shares	Shares	Dollars
Shares sold	4,536	$60,150
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	--	--

Net change resulting from Class C Share transactions	4,536	$60,150

Net change resulting from Fund Share transactions	603,153	$8,528,837

	Growth Fund
	Six Months Ended May 31, 2002		Year Ended November 30, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,275,082	$34,065,077	8,163,238	$128,939,534
Shares issued to shareholders in payment of distributions declared	--	--	1,801	34,055
Shares redeemed	(1,872,611)	(27,692,383)	(2,531,108)	(41,359,942)

Net change resulting from Class A Share transactions	402,471	$6,372,694	5,633,931	$87,613,647

	Growth Fund
	Six Months Ended May 31, 2002		Year Ended November 30, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	831,502	$12,369,450	2,683,131	$45,209,916
Shares issued to shareholders in payment of distributions declared	--	--	626,701	11,794,441
Shares redeemed	(1,837,124)	(27,293,932)	(9,998,434)	(154,409,978)

Net change resulting from Class B Share transactions	(1,005,622)	$(14,924,482)	(6,688,602)	$(97,405,621)

Net change resulting from Fund Share transactions	--	--	(1,054,671)	$(9,791,974)

	Growth Fund
	Period Ended May 31, 2002 (6)
Class C Shares	Shares	Dollars
Shares sold	2,992	$44,069
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	--	--

Net change resulting from Class C Share transactions	2,992	$44,069

Net change resulting from Fund Share transactions	(600,159)	$(8,507,719)

	Aggressive Growth Fund
	Six Months Ended May 31, 2002		Year Ended November 30, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,267,493	$16,910,688	6,355,889	$86,200,251
Shares issued to shareholders in payment of distributions declared	11,716	160,985	7,749	105,849
Shares redeemed	(1,961,155)	(26,545,337)	(1,709,868)	(23,885,817)

Net change resulting from Class A Share transactions	(681,946)	$(9,473,664)	4,653,770	$62,420,283

	Aggressive Growth Fund
	Six Months Ended May 31, 2002		Year Ended November 30, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,681,852	$22,832,081	4,080,873	$55,748,166
Shares issued to shareholders in payment of distributions declared	--	--	1,221,485	16,685,490
Shares redeemed	(422,150)	(5,625,775)	(6,680,793)	(90,745,255)

Net change resulting from Class B Share transactions	1,259,702	$17,206,306	(1,378,435)	$(18,311,599)

Net change resulting from Fund Share transactions	--	--	3,275,335	$44,108,684

	Aggressive Growth Fund
	Period Ended May 31, 2002 (6)
Class C Shares	Shares	Dollars
Shares sold	5,019	$65,061
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	--	--

Net change resulting from Class C Share transactions	5,019	$65,061

Net change resulting from Fund Share transactions	582,775	$7,797,703

(1) Reflects operations for the period from December 3, 2001 (date of initial public investment) to May 31, 2002.

(2) Reflects operations for the period from December 14, 2001 (date of initial public investment) to May 31, 2002.

(3) Reflects operations for the period from December 3, 2001 (date of initial public investment) to May 31, 2002.

(4) Reflects operations for the period from January 14, 2002 (date of initial public investment) to May 31, 2002.

(5) Reflects operations for the period from February 21, 2002 (date of initial public investment) to May 31, 2002.

(6) Reflects operations for the period from January 7, 2002 (date of initial public investment) to May 31, 2002.

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee -- The Capital Management Group, a division of Regions Bank, a wholly owned subsidiary of Regions Financial Corp., is the Trust's Adviser, and receives for its services an annual investment adviser fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund Name	Investment Adviser Fee Percentage
Government Money Market Fund	0.50%
Treasury Money Market Fund	0.50%
Limited Maturity Government Fund	0.70%
Fixed Income Fund	0.75%
Balanced Fund	0.80%
Value Fund	0.80%
Growth Fund	0.80%
Aggressive Growth Fund	0.75%

Administrative and Sub-Administrative Fees -- Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.065% to 0.025% of the average aggregate net assets of the Trust for the period. Regions Bank serves as sub-administrator to the Trust. The fee paid to Regions Bank is based on a scale that ranges from 0.025% to 0.05% of the average aggregate assets of the Trust for the period.

Distribution Services Fee -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Class B and C Shares to finance activities intended to result in the sale of the Funds' Class B and C Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Fund Name	% of avg. daily net assets of each Fund's Class B Shares	% of avg. daily net assets of each Fund's Class C Shares
Treasury Money Market Fund	0.40%	--
Limited Maturity Government Fund	0.25%	0.75%
Fixed Income Fund	0.30%	0.75%
Balanced Fund	0.30%	0.75%
Value Fund	0.30%	0.75%
Growth Fund	0.30%	0.75%
Aggressive Growth Fund	0.30%	0.75%

Shareholder Services Fee -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of each Fund's Class A Shares, Class B Shares and Class C Shares average daily net assets for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer Agent and Dividend Disbursing Agent Fees -- Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees -- State Street Bank & Trust Company maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees -- Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended May 31, 2002, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$18,867,444	$10,223,200
Fixed Income Fund	$46,865,392	$77,261,077
Balanced Fund	$58,899,723	$51,277,983
Value Fund	$190,799,891	$162,576,231
Growth Fund	$220,346,523	$254,778,012
Aggressive Growth Fund	$100,086,554	$111,422,243

Purchases and sales of long-term U.S. Government Securities for the six months ended May 31, 2002, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$44,024,801	$51,393,961
Fixed Income Fund	$33,508,633	$--
Balanced Fund	$7,904,453	$17,114,023
Value Fund	$--	$6,657,316
Growth Fund	$4,891,124	$--

(6) Concentration of Credit Risk

The Funds may invest a portion of their assets in securities of companies that are deemed by the Fund's management to be classified in similar investment classifications. The economic developments within a particular classification may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an adverse effect on the liquidity and volatility of portfolio securities.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Regions Morgan Keegan Select Aggressive Growth Fund Class A Shares	RAGAX	75913Q837
Regions Morgan Keegan Select Aggressive Growth Fund Class B Shares	RAGRX	75913Q845
Regions Morgan Keegan Select Aggressive Growth Fund Class C Shares	RMKAX	75913Q753
Regions Morgan Keegan Select Balanced Fund Class A Shares	FPALX	75913Q209
Regions Morgan Keegan Select Balanced Fund Class B Shares	FPBLX	75913Q100
Regions Morgan Keegan Select Balanced Fund Class C Shares	RMKBX	75913Q811
Regions Morgan Keegan Select Fixed Income Fund Class A Shares	RFIFX	75913Q803
Regions Morgan Keegan Select Fixed Income Fund Class B Shares	FPFTX	75913Q704
Regions Morgan Keegan Select Fixed Income Fund Class C Shares	RMKFX	75913Q779
Regions Morgan Keegan Select Growth Fund Class A Shares	RGRAX	75913Q407
Regions Morgan Keegan Select Growth Fund Class B Shares	FPETX	75913Q308
Regions Morgan Keegan Select Growth Fund Class C Shares	RMKGX	75913Q761
Regions Morgan Keegan Select Limited Maturity Government Fund Class A Shares	RLMGX	75913Q852
Regions Morgan Keegan Select Limited Maturity Government Fund Class B Shares	FPLGX	75913Q860
Regions Morgan Keegan Select Limited Maturity Government Fund Class C Shares	RMKLX	75913Q795
Regions Morgan Keegan Select Treasury Money Market Fund Class A Shares	FITXX	75913Q878
Regions Morgan Keegan Select Treasury Money Market Fund Class B Shares	FPIXX	75913Q886
Regions Morgan Keegan Select Value Fund Class A Shares	RVLAX	75913Q605
Regions Morgan Keegan Select Value Fund Class B Shares	FPEIX	75913Q506
Regions Morgan Keegan Select Value Fund Class C Shares	RMKVX	75913Q787
Regions Morgan Keegan Select Government Money Market Fund Class A Shares	RMKXX	75913Q829

Federated Securities Corp., Distributor

[Logo of Regions Morgan Keegan Select Funds]

G01186-03 (7/02)

TRU 166